UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22001

TDAX Funds, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)

David M. Kelley TDAX Funds, Inc. 420 Lexington Avenue Suite 2550 New York, NY 10170
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	May 31, 2008

Date of reporting period:	February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

	TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
	SCHEDULE OF INVESTMENTS
	February 29, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—29.1%
	CONSUMER DISCRETIONARY—2.8%
199	Aeropostale, Inc.*	$5,345
600	ArvinMeritor, Inc.	6,774
600	Brookfield Homes Corp.	9,150
199	Cabela’s, Inc., Class A*	2,696
799	Coach, Inc.*	24,226
600	Collective Brands, Inc.*	9,462
1,738	Comcast Corp., Class A*	33,961
116	Compagnie Financiere Richemont SA, Class A (Switzerland)	6,757
64	Daimler AG (Germany)	5,420
281	DeVry, Inc.	12,347
1,997	DIRECTV Group (The), Inc.*	50,026
1,487	Fleetwood Enterprises, Inc.*	6,335
995	Gemstar-TV Guide International, Inc.*	4,716
600	Home Depot (The), Inc.	15,930
400	HONDA MOTOR Co. Ltd. (Japan)	12,526
173	J. Crew Group, Inc.*	6,929
348	Jo-Ann Stores, Inc.*	5,742
199	Jos. A. Bank Clothiers, Inc.*	4,533
235	Lear Corp.*	6,481
655	Liberty Global, Inc., Class A*	24,628
332	Live Nation, Inc.*	3,941
799	McDonald’s Corp.	43,234
199	Men’s Wearhouse (The), Inc.	4,585
995	New York & Co., Inc.*	5,771
134	Omnicom Group, Inc.	5,986
400	Sony Corp. (Japan)	19,173
199	Sotheby’s	6,710
199	Steven Madden Ltd.*	3,351
600	Target Corp.	31,566
466	Tempur-Pedic International, Inc.	8,118
1,594	Time Warner, Inc.	24,882
1,200	Toyota Motor Corp. (Japan)	66,279
92	Under Armour, Inc., Class A*	3,387
600	Universal Technical Institute, Inc.*	7,500
1,103	Viacom, Inc., Class B*	43,844
995	Yum! Brands, Inc.	34,278
		566,589
	CONSUMER STAPLES—2.7%
1,069	Altria Group, Inc.	78,187
110	British American Tobacco PLC (United Kingdom)	4,146
68	Carrefour SA (France)	4,819
1,202	Coca-Cola (The) Co.	70,269
1,395	ConAgra Foods, Inc.	30,830
600	CVS Caremark Corp.	24,228
512	Diageo PLC (United Kingdom)	10,531
12	Groupe DANONE (France)	947

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
1,069	Kraft Foods, Inc., Class A	$33,321
199	Longs Drug Stores Corp.	9,558
128	Nestle SA (Switzerland)	61,253
199	Pilgrim’s Pride Corp.	4,669
1,487	Procter & Gamble (The) Co.	98,409
68	Reckitt Benckiser Group PLC (United Kingdom)	3,693
4	Seaboard Corp.	6,360
1,686	Tesco PLC (United Kingdom)	13,432
396	Unilever NV (Netherlands)	12,342
1,594	Wal-Mart Stores, Inc.	79,045
		546,039
	ENERGY—3.3%
199	Alon USA Energy, Inc.	3,122
731	BG Group PLC (United Kingdom)	17,333
5,181	BP PLC (United Kingdom)	56,271
799	Chevron Corp.	69,241
799	ConocoPhillips	66,085
199	Dril-Quip, Inc.*	9,309
376	ENI S.p.A (Italy)	13,083
786	EOG Resources, Inc.	93,526
1,399	Exxon Mobil Corp.	121,728
2,395	International Coal Group, Inc.*	14,897
1,190	Newpark Resources, Inc.*	5,272
199	Occidental Petroleum Corp.	15,397
199	Oil States International, Inc.*	8,390
1,530	Oilsands Quest, Inc.*	6,120
396	PetroHawk Energy Corp.*	7,160
199	Petroleum Development Corp.*	13,882
125	Repsol YPF S.A. (Spain)	4,336
951	Royal Dutch Shell PLC, Class A (United Kingdom)	34,202
699	Royal Dutch Shell PLC, Class B (United Kingdom)	24,764
311	Schlumberger Ltd. (Netherlands Antilles)	26,886
299	Total SA (France)	22,691
199	W-H Energy Services, Inc.*	12,511
		646,206
	FINANCIALS—5.7%
295	ABN AMRO Holding NV (Netherlands)	17,063
88	Allianz SE (Germany)	15,697
1,790	American Express Co.	75,717
333	American International Group, Inc.	15,604
195	Aspen Insurance Holdings Ltd. (Bermuda)	5,643
40	Assicurazioni Generali S.p.A (Italy)	1,729
623	Aviva PLC (United Kingdom)	7,578
324	AXA (France)	11,057
199	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,157
3,139	Banco Santander S.A. (Spain)	56,850
995	Bank of America Corp.	39,541
2,617	Barclays PLC (United Kingdom)	24,844
169	BNP Paribas (France)	15,283

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,259	Charles Schwab (The) Corp.	$44,299
1,395	Citigroup, Inc.	33,075
8	Commonwealth Bank of Australia (Australia)	315
564	Credit Suisse Group (Switzerland)	28,097
2,100	Deerfield Capital Corp. REIT	13,629
199	Delphi Financial Group, Inc., Class A	6,002
16	Deutsche Bank AG (Germany)	1,804
469	Digital Realty Trust, Inc. REIT	16,837
199	Dollar Financial Corp.*	4,472
59	Fortis (Belgium)	1,315
469	Franklin Resources, Inc.	44,260
186	GFI Group, Inc.*	14,238
134	Goldman Sachs Group (The), Inc.	22,730
1,110	HBOS PLC (United Kingdom)	13,325
466	Highwoods Properties, Inc. REIT	13,738
3,040	HSBC Holdings PLC (United Kingdom)	46,320
552	ING Groep N.V. (Netherlands)	18,645
492	Intesa Sanpaolo S.p.A (Italy)	3,324
799	JPMorgan Chase & Co.	32,479
799	Lincoln National Corp.	40,837
2,368	Lloyds TSB Group PLC (United Kingdom)	21,362
2	Mizuho Financial Group, Inc. (Japan)	8,568
134	Morgan Stanley	5,644
40	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	7,068
1,594	National City Corp.	25,281
1,202	Nomura Holdings, Inc. (Japan)	19,455
1,589	Nordea Bank AB (Sweden)	24,106
466	Northern Trust Corp.	31,516
381	NYSE Euronext	25,020
466	Odyssey Re Holdings Corp.	16,860
486	optionsXpress Holdings, Inc.	11,256
137	Platinum Underwriters Holdings Ltd. (Bermuda)	4,727
199	Post Properties, Inc. REIT	8,370
588	Prudential PLC (United Kingdom)	7,141
600	Realty Income Corp. REIT	13,806
3,221	Royal Bank of Scotland Group PLC (United Kingdom)	24,668
333	Simon Property Group, Inc. REIT	27,905
799	SLM Corp.*	15,668
48	Societe Generale (France)	5,181
1	Sumitomo Mitsui Financial Group, Inc. (Japan)	7,416
96	Swiss Re (Switzerland)	7,735
823	UBS AG (Switzerland)	27,092
2,597	UniCredito Italiano S.p.A (Italy)	19,259
199	Vornado Realty Trust REIT	16,628
603	Wachovia Corp.	18,464
199	Waddell & Reed Financial, Inc., Class A	6,237
799	Wells Fargo & Co.	23,355
194	Westpac Banking Corp. (Australia)	4,232
48	Zurich Financial Services AG (Switzerland)	15,095
		1,139,619

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE—3.8%
799	Abbott Laboratories	$42,786
108	Alexion Pharmaceuticals, Inc.*	6,546
420	AMERIGROUP Corp.*	15,120
283	AstraZeneca PLC (United Kingdom)	10,657
360	Auxilium Pharmaceuticals, Inc.*	11,534
665	Becton, Dickinson & Co.	60,129
665	CIGNA Corp.	29,646
939	Dendreon Corp.*	4,958
736	Genzyme Corp.*	52,197
1,216	GlaxoSmithKline PLC (United Kingdom)	26,655
199	Hologic, Inc.*	12,002
157	Illumina, Inc.*	11,368
1,353	Johnson & Johnson	83,833
199	Magellan Health Services, Inc.*	8,623
600	Matria Healthcare, Inc.*	15,072
665	McKesson Corp.	39,075
995	Merck & Co., Inc.	44,079
735	Novartis AG (Switzerland)	36,229
3,887	Pfizer, Inc.	86,603
259	Roche Holding AG (Switzerland)	50,842
72	Sanofi-Aventis SA (France)	5,333
199	STERIS Corp.	4,899
100	Takeda Pharmaceutical Co. Ltd. (Japan)	5,629
995	Thermo Fisher Scientific, Inc.*	55,650
600	UnitedHealth Group, Inc.	27,888
199	WellPoint, Inc.*	13,946
		761,299
	INDUSTRIALS—3.0%
651	ABB Ltd. (Switzerland)	16,602
374	Aecom Technology Corp.*	9,694
505	Allegiant Travel Co.*	13,741
469	Boeing Co.	38,829
466	Brady Corp., Class A	14,250
466	Caterpillar, Inc.	33,706
600	CDI Corp.	13,650
67	Compagnie de Saint-Gobain (France)	5,312
134	Danaher Corp.	9,936
600	Emerson Electric Co.	30,576
134	FedEx Corp.	11,809
474	Fuel Tech, Inc.*	9,513
1,659	General Electric Co.	54,979
199	Granite Construction, Inc.	6,008
199	IKON Office Solutions, Inc.	1,417
199	Illinois Tool Works, Inc.	9,765
120	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	5,023
1,490	JetBlue Airways Corp.*	8,121
271	Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	10,688
199	Manpower, Inc.	11,283

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
400	Mitsubishi Corp. (Japan)	$12,564
603	Northrop Grumman Corp.	47,402
199	PHH Corp.*	4,028
353	Raven Industries, Inc.	10,336
12	Schneider Electric SA (France)	1,379
112	Siemens AG (Germany)	14,524
600	Simpson Manufacturing Co., Inc.	14,376
799	Trane, Inc.	35,995
134	Union Pacific Corp.	16,718
469	United Parcel Service, Inc., Class B	32,943
1,265	United Technologies Corp.	89,195
		594,362
	INFORMATION TECHNOLOGY—3.6%
320	Accenture Ltd., Class A (Bermuda)	11,280
199	Agilysys, Inc.	2,521
799	Amkor Technology, Inc.*	9,356
469	Ansoft Corp.*	11,406
199	Benchmark Electronics, Inc.*	3,343
400	CANON, Inc. (Japan)	18,520
1,395	Cisco Systems, Inc.*	33,996
1,069	eBay, Inc.*	28,179
396	Entegris, Inc.*	2,792
398	FLIR Systems, Inc.*	11,327
600	Foundry Networks, Inc.*	7,122
600	Hewlett-Packard Co.	28,662
1,531	Intel Corp.	30,543
199	International Business Machines Corp.	22,658
1,202	Ixia*	9,027
199	Jack Henry & Associates, Inc.	4,682
770	Juniper Networks, Inc.*	20,651
839	Lawson Software, Inc.*	6,544
2,662	Microsoft Corp.	72,460
5,912	Motorola, Inc.	58,943
199	MPS Group, Inc.*	2,269
4	Nintendo Co. Ltd. (Japan)	2,052
1,009	Nokia Oyj (Finland)	36,915
620	Nuance Communications, Inc.*	10,199
799	ON Semiconductor Corp.*	4,794
1,494	Orbcomm, Inc.*	8,516
600	Perficient, Inc.*	5,070
603	Perot Systems Corp., Class A*	8,315
759	SAIC, Inc.*	14,467
170	SAP AG (Germany)	8,158
191	SAVVIS, Inc.*	3,711
963	Sonus Networks, Inc.*	3,197
7,677	Sun Microsystems, Inc.*	125,904
199	Sybase, Inc.*	5,297
1,399	Symantec Corp.*	23,559
6,891	Telefonaktiebolaget LM Ericsson (Sweden)	14,966

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
600	ValueClick, Inc.*	$11,586
600	Veeco Instruments, Inc.*	9,300
995	Xerox Corp.	14,627
		706,914
	MATERIALS—1.9%
199	A. Schulman, Inc.	4,068
600	Alcoa, Inc.	22,284
539	Anglo American PLC (United Kingdom)	34,674
100	ArcelorMittal (Luxembourg)	7,682
40	BASF AG (Germany)	5,099
64	Bayer AG (Germany)	4,941
556	BHP Billiton Ltd. (Australia)	20,585
807	BHP Billiton PLC (United Kingdom)	26,166
199	CF Industries Holdings, Inc.	24,294
466	Dow Chemical (The) Co.	17,564
600	E.I. du Pont de Nemours & Co.	27,852
199	Headwaters, Inc.*	2,440
402	JFE Holdings, Inc. (Japan)	18,303
4,000	NIPPON STEEL Corp. (Japan)	21,517
199	Quanex Corp.	10,239
291	Rio Tinto PLC (United Kingdom)	33,111
263	Southern Copper Corp.	30,010
426	Terra Industries, Inc.*	19,259
466	Weyerhaeuser Co.	28,519
187	Xstrata PLC (United Kingdom)	14,730
		373,337
	TELECOMMUNICATION SERVICES—1.2%
1,944	AT&T, Inc.	67,709
1,925	BT Group PLC (United Kingdom)	8,692
348	Koninklijke (Royal) KPN N.V. (Netherlands)	6,614
8,006	Qwest Communications International, Inc.*	43,232
895	Telefonica S.A. (Spain)	26,141
340	Time Warner Telecom, Inc., Class A*	5,420
799	Verizon Communications, Inc.	29,020
14,382	Vodafone Group PLC (United Kingdom)	46,547
		233,375
	UTILITIES—1.1%
600	American Electric Power Co., Inc.	24,552
469	Constellation Energy Group, Inc.	41,436
48	E.ON AG (Germany)	9,050
450	Endesa S.A. (Spain)	22,653
647	Enel S.p.A (Italy)	7,008
995	Exelon Corp.	74,477
731	National Grid PLC (United Kingdom)	10,666

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
199	PNM Resources, Inc.	$2,356
44	RWE AG (Germany)	5,335
88	Suez SA (France)	5,639
800	Tokyo Electric Power (The) Co., Inc. (Japan)	20,710
199	Westar Energy, Inc.	4,523
		228,405

	Total Common Stocks (Cost $6,443,971)	5,796,145

Principal		Market
Amount		Value

	CORPORATE BONDS—37.9%
	CONSUMER DISCRETIONARY—2.0%
$150,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$168,596
81,000	Daimler Finance North America LLC
	7.30%, 1/15/12	88,810
141,000	Home Depot (The), Inc.
	5.40%, 3/01/16	133,086
		390,492
	CONSUMER STAPLES—1.8%
101,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	102,675
61,000	Kroger (The) Co.
	5.50%, 2/01/13	63,751
183,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	190,905
		357,331
	ENERGY—2.3%
83,000	Apache Corp.
	5.25%, 4/15/13	87,367
79,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	80,494
107,000	Hess Corp.
	6.65%, 8/15/11	116,775
47,000	Kinder Morgan Energy Partners L.P.
	6.75%, 3/15/11	50,148
121,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	128,689
		463,473

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS—24.9%
$161,000	American General Finance Corp., Series H MTN
	5.375%, 10/01/12	$161,652
109,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	113,160
	Bank of America Corp.
245,000	4.50%, 8/01/10	252,501
21,000	4.875%, 1/15/13	21,622
81,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	87,876
146,000	Boston Properties LP
	6.25%, 1/15/13	151,126
121,000	Capital One Financial Corp.
	6.15%, 9/01/16	109,843
484,000	Citigroup, Inc.
	6.00%, 2/21/12	512,501
45,000	Countrywide Home Loans, Inc., Series L MTN
	4.00%, 3/22/11	39,581
163,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	177,221
149,000	General Electric Capital Corp., Series A MTN
	5.875%, 2/15/12	159,116
81,000	Genworth Financial, Inc.
	5.75%, 6/15/14	80,873
284,000	Goldman Sachs Group, L.P.
	5.00%, 10/01/14	284,574
101,000	Goldman Sachs Group (The), Inc.
	3.875%, 1/15/09	101,192
	HSBC Finance Corp.
204,000	6.375%, 11/27/12	216,861
100,000	5.50%, 1/19/16	97,222
204,000	International Lease Finance Corp., Series Q MTN
	5.75%, 6/15/11	210,699
74,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	59,218
81,000	John Deere Capital Corp.
	7.00%, 3/15/12	91,021
101,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	106,802
149,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	156,521
121,000	Lehman Brothers Holdings, Inc. MTN
	5.50%, 4/04/16	117,408
118,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	118,348
324,000	Merrill Lynch & Co., Inc., Series C MTN
	5.00%, 1/15/15	314,308
81,000	MetLife, Inc.
	5.00%, 6/15/15	78,355

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Morgan Stanley
$100,000	5.05%, 1/21/11	$102,424
217,000	5.30%, 3/01/13	224,026
89,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	98,300
14,000	Residential Capital LLC
	8.375%, 6/30/10	8,050
114,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	111,952
54,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	46,216
284,000	Wachovia Corp.
	5.25%, 8/01/14	284,952
252,000	Wells Fargo & Co.
	5.00%, 11/15/14	257,371
		4,952,892
	HEALTH CARE—1.3%
81,000	AmerisourceBergen Corp.
	5.875%, 9/15/15	79,696
117,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	112,098
75,000	WellPoint, Inc.
	5.25%, 1/15/16	73,462
		265,256
	INDUSTRIALS—0.6%
121,000	United Technologies Corp.
	4.375%, 5/01/10	124,907

	INFORMATION TECHNOLOGY—0.9%
89,000	International Business Machines Corp.
	4.25%, 9/15/09	91,060
89,000	Oracle Corp.
	5.25%, 1/15/16	90,631
		181,691
	MATERIALS—0.7%
127,000	Alcoa, Inc.
	6.00%, 1/15/12	131,866

	TELECOMMUNICATION SERVICES—2.2%
65,000	Embarq Corp.
	7.082%, 6/01/16	64,818

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
$234,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	$258,631
130,000	Sprint Capital Corp.
	8.375%, 3/15/12	114,493
		437,942
	UTILITIES—1.2%
67,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	61,315
133,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	132,950
47,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	46,752
		241,017

	Total Corporate Bonds (Amortized Cost $7,403,946)	7,546,867

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—29.0%
	FEDERAL HOME LOAN MORTGAGE CORP.—5.3%
1,010,000	4.50%, 1/15/13	1,063,473

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—6.2%
723,000	5.00%, 9/15/08	733,674
468,000	5.00%, 4/15/15	501,665
		1,235,339
	UNITED STATES TREASURY BONDS/NOTES—17.5%
101,000	5.125%, 6/30/08	102,105
568,000	4.75%, 11/15/08	580,026
1,836,000	6.00%, 8/15/09	1,953,476
541,000	3.50%, 2/15/10	560,442
252,000	4.75%, 5/15/14	279,622
		3,475,671

	Total United States Government & Agencies Obligations (Amortized Cost $5,586,972)	5,774,483

Principal		Market
Amount		Value

	SOVEREIGN BONDS—1.4%
	SOVEREIGN—1.4%
$175,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	$191,849
78,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	84,981

	Total Sovereign Bonds
	(Amortized Cost $265,532)	276,830

Number
of Shares
	MONEY MARKET FUND—1.5%
285,866	BNY Hamilton Money Fund Institutional Shares - 3.59% (a) (Cost $285,866)	285,866

	Total Investments—98.9% (Amortized Cost $19,986,287) (b)	$ 19,680,191
	Other assets less liabilities—1.1%	227,629

	Net Assets—100.0%	$19,907,820

MTN — Medium Term Note.
REIT — Real Estate Investment Trust.
* Non-income producing security.

(a)	Represents annualized 7-day yield at February 29, 2008.
(b)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2008, net unrealized depreciation was $306,096 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $499,602 and aggregate gross unrealized depreciation of $805,698.

TDAX INDEPENDENCE 2010 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 29, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$17,308,766	87.0%
United Kingdom	633,460	3.2
Switzerland	249,702	1.3
Italy	236,252	1.2
Germany	233,617	1.2
Japan	232,712	1.2
Supranational	177,221	0.9
Netherlands	168,027	0.8
Spain	114,137	0.6
Mexico	84,981	0.4
France	77,641	0.4
Sweden	39,072	0.2
Finland	36,915	0.2
Netherlands Antilles	26,886	0.1
Bermuda	26,673	0.1
Australia	25,132	0.1
Luxembourg	7,682	0.0
Belgium	1,315	0.0

Total Investments	19,680,191	98.9
Other assets less liabilities	227,629	1.1

Net Assets	$19,907,820	100.0%

	TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
	SCHEDULE OF INVESTMENTS
	February 29, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—62.5%
	CONSUMER DISCRETIONARY—6.5%
1,741	Aeropostale, Inc.*	$46,763
2,600	ArvinMeritor, Inc.	29,354
1,734	Brookfield Homes Corp.	26,444
161	Cabela’s, Inc., Class A*	2,182
2,600	Coach, Inc.*	78,832
6,793	Comcast Corp., Class A*	132,735
330	Compagnie Financiere Richemont SA, Class A (Switzerland)	19,222
331	Daimler AG (Germany)	28,034
871	DeVry, Inc.	38,272
6,954	DIRECTV Group (The), Inc.*	174,197
4,334	Fleetwood Enterprises, Inc.*	18,463
3,952	Gemstar-TV Guide International, Inc.*	18,732
1,895	Home Depot (The), Inc.	50,312
2,100	HONDA MOTOR Co. Ltd. (Japan)	65,761
617	J. Crew Group, Inc.*	24,711
1,209	Jo-Ann Stores, Inc.*	19,949
871	Jos. A. Bank Clothiers, Inc.*	19,841
820	Lear Corp.*	22,616
1,874	Liberty Global, Inc., Class A*	70,462
1,167	Live Nation, Inc.*	13,852
1,000	Matsushita Electric Industrial Co. Ltd. (Japan)	21,469
3,306	McDonald’s Corp.	178,887
871	Men’s Wearhouse (The), Inc.	20,068
4,656	New York & Co., Inc.*	27,005
1,034	Omnicom Group, Inc.	46,189
161	Priceline.com, Inc.*	18,357
161	Regis Corp.	4,033
1,900	Sony Corp. (Japan)	91,072
821	Sotheby’s	27,684
1,027	Steven Madden Ltd.*	17,295
2,600	Target Corp.	136,786
1,649	Tempur-Pedic International, Inc.	28,726
5,521	Time Warner, Inc.	86,183
4,213	Toyota Motor Corp. (Japan)	232,694
1,734	Universal Technical Institute, Inc.*	21,675
3,832	Viacom, Inc., Class B*	152,322
3,624	Yum! Brands, Inc.	124,847
		2,136,026
	CONSUMER STAPLES—5.8%
3,624	Altria Group, Inc.	265,059
652	British American Tobacco PLC (United Kingdom)	24,577
366	Carrefour SA (France)	25,937
4,077	Coca-Cola (The) Co.	238,341
5,202	ConAgra Foods, Inc.	114,964
871	CVS Caremark Corp.	35,171
1,244	Diageo PLC (United Kingdom)	25,587
49	Groupe DANONE (France)	3,867
3,468	Kraft Foods, Inc., Class A	108,098

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
871	Longs Drug Stores Corp.	$41,834
450	Nestle SA (Switzerland)	215,343
871	Pilgrim’s Pride Corp.	20,434
5,449	Procter & Gamble (The) Co.	360,614
14	Seaboard Corp.	22,260
10,147	Tesco PLC (United Kingdom)	80,839
2,064	Unilever NV (Netherlands)	64,328
206	Unilever PLC (United Kingdom)	6,540
5,521	Wal-Mart Stores, Inc.	273,786
		1,927,579
	ENERGY—7.0%
871	Alon USA Energy, Inc.	13,666
1,867	BG Group PLC (United Kingdom)	44,269
19,338	BP PLC (United Kingdom)	210,030
3,007	Chevron Corp.	260,587
2,766	ConocoPhillips	228,776
848	Dril-Quip, Inc.*	39,669
699	ENI S.p.A (Italy)	24,322
2,470	EOG Resources, Inc.	293,905
4,827	Exxon Mobil Corp.	419,998
11,037	International Coal Group, Inc.*	68,650
4,810	Newpark Resources, Inc.*	21,308
1,027	Occidental Petroleum Corp.	79,459
871	Oil States International, Inc.*	36,721
5,352	Oilsands Quest, Inc.*	21,408
1,895	PetroHawk Energy Corp.*	34,262
871	Petroleum Development Corp.*	60,761
3,931	Royal Dutch Shell PLC, Class A (United Kingdom)	141,377
2,928	Royal Dutch Shell PLC, Class B (United Kingdom)	103,732
1,223	Schlumberger Ltd. (Netherlands Antilles)	105,728
1,001	Total SA (France)	75,966
746	W-H Energy Services, Inc.*	46,901
		2,331,495
	FINANCIALS—12.4%
1,218	ABN AMRO Holding NV (Netherlands)	70,449
359	Allianz SE (Germany)	64,037
6,390	American Express Co.	270,297
1,828	American International Group, Inc.	85,660
1,195	Aspen Insurance Holdings Ltd. (Bermuda)	34,583
241	Assicurazioni Generali S.p.A (Italy)	10,416
163	Australia & New Zealand Banking Group Ltd. (Australia)	3,354
1,720	Aviva PLC (United Kingdom)	20,922
1,027	AXA (France)	35,048
561	Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	11,719
11,441	Banco Santander S.A. (Spain)	207,207
3,624	Bank of America Corp.	144,018

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
7,830	Barclays PLC (United Kingdom)	$74,334
396	BNP Paribas (France)	35,812
1,734	Calamos Asset Management, Inc., Class A	31,888
1,734	Cascade Bancorp	17,617
7,415	Charles Schwab (The) Corp.	145,408
4,656	Citigroup, Inc.	110,394
117	CME Group, Inc.	60,056
871	Cohen & Steers, Inc.	21,932
871	Commerce Group (The), Inc.	31,565
28	Commonwealth Bank of Australia (Australia)	1,103
1,797	Credit Suisse Group (Switzerland)	89,523
7,455	Deerfield Capital Corp. REIT	48,383
64	Delphi Financial Group, Inc., Class A	1,930
871	Digital Realty Trust, Inc. REIT	31,269
1,027	Dollar Financial Corp.*	23,077
633	Fortis (Belgium)	14,107
1,476	Franklin Resources, Inc.	139,290
161	GFI Group, Inc.*	12,325
257	Goldman Sachs Group (The), Inc.	43,595
1,524	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	28,956
3,673	HBOS PLC (United Kingdom)	44,094
871	Highwoods Properties, Inc. REIT	25,677
11,679	HSBC Holdings PLC (United Kingdom)	177,956
2,305	ING Groep N.V. (Netherlands)	77,858
1,501	Intesa Sanpaolo S.p.A (Italy)	10,140
2,766	JPMorgan Chase & Co.	112,438
2,626	Lincoln National Corp.	134,215
5,724	Lloyds TSB Group PLC (United Kingdom)	51,636
13	Mizuho Financial Group, Inc. (Japan)	55,694
1,027	Morgan Stanley	43,257
27	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	4,771
323	National Australia Bank Ltd. (Australia)	8,717
6,950	National City Corp.	110,227
871	Nationwide Health Properties, Inc. REIT	26,417
3,500	Nomura Holdings, Inc. (Japan)	56,650
4,200	Nordea Bank AB (Sweden)	63,716
1,734	Northern Trust Corp.	117,270
1,754	NYSE Euronext	115,185
869	Odyssey Re Holdings Corp.	31,440
1,027	optionsXpress Holdings, Inc.	23,785
281	Platinum Underwriters Holdings Ltd. (Bermuda)	9,695
871	Post Properties, Inc. REIT	36,634
2,057	Prudential PLC (United Kingdom)	24,980
871	Ramco-Gershenson Properties Trust REIT	19,354
871	Realty Income Corp. REIT	20,042
9,997	Royal Bank of Scotland Group PLC (United Kingdom)	76,561
1,391	Simon Property Group, Inc. REIT	116,566
3,800	SLM Corp.*	74,518
203	Societe Generale (France)	21,911
6	Sumitomo Mitsui Financial Group, Inc. (Japan)	44,494

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
161	SVB Financial Group*	$7,293
25	Swiss Re (Switzerland)	2,014
3,272	UBS AG (Switzerland)	107,708
7,486	UniCredito Italiano S.p.A (Italy)	55,516
1,034	Vornado Realty Trust REIT	86,401
1,027	Wachovia Corp.	31,447
161	Waddell & Reed Financial, Inc., Class A	5,046
161	Washington Real Estate Investment Trust REIT	5,139
2,057	Wells Fargo & Co.	60,126
1,104	Westpac Banking Corp. (Australia)	24,082
217	Zurich Financial Services AG (Switzerland)	68,241
		4,109,185
	HEALTH CARE—8.4%
2,766	Abbott Laboratories	148,119
363	Alexion Pharmaceuticals, Inc.*	22,001
871	AMERIGROUP Corp.*	31,356
776	AstraZeneca PLC (United Kingdom)	29,221
2,211	Auxilium Pharmaceuticals, Inc.*	70,840
1,895	Becton, Dickinson & Co.	171,346
1,734	CIGNA Corp.	77,302
8,088	Dendreon Corp.*	42,705
2,661	Genzyme Corp.*	188,718
4,320	GlaxoSmithKline PLC (United Kingdom)	94,699
730	Hologic, Inc.*	44,026
992	Illumina, Inc.*	71,831
26	Inverness Medical Innovations, Inc.*	758
4,656	Johnson & Johnson	288,485
871	Magellan Health Services, Inc.*	37,740
1,741	Matria Healthcare, Inc.*	43,734
1,734	McKesson Corp.	101,890
3,624	Merck & Co., Inc.	160,543
2,579	Novartis AG (Switzerland)	127,122
316	Perrigo Co.	10,561
14,872	Pfizer, Inc.	331,347
161	Psychiatric Solutions, Inc.*	4,555
943	Roche Holding AG (Switzerland)	185,113
147	Sanofi-Aventis SA (France)	10,888
871	Sirona Dental Systems, Inc.*	22,655
161	STERIS Corp.	3,964
700	Takeda Pharmaceutical Co. Ltd. (Japan)	39,403
3,750	Thermo Fisher Scientific, Inc.*	209,737
3,241	UnitedHealth Group, Inc.	150,642
1,034	WellPoint, Inc.*	72,463
		2,793,764

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS—6.3%
2,333	ABB Ltd. (Switzerland)	$59,498
2,183	Aecom Technology Corp.*	56,583
1,307	Allegiant Travel Co.*	35,563
871	Belden CDT, Inc.	34,230
871	Boeing Co.	72,110
871	Brady Corp., Class A	26,635
1,734	Caterpillar, Inc.	125,420
1,027	CDI Corp.	23,364
476	Compagnie de Saint-Gobain (France)	37,735
418	Danaher Corp.	30,995
1,027	Emerson Electric Co.	52,336
257	FedEx Corp.	22,649
2,265	Fuel Tech, Inc.*	45,459
6,908	General Electric Co.	228,931
871	Granite Construction, Inc.	26,295
1,734	Illinois Tool Works, Inc.	85,087
309	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	12,935
3,097	JetBlue Airways Corp.*	16,879
1,076	Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	42,438
871	Manpower, Inc.	49,386
2,100	Mitsubishi Corp. (Japan)	65,962
1,895	Northrop Grumman Corp.	148,966
871	PHH Corp.*	17,629
871	Raven Industries, Inc.	25,503
408	Siemens AG (Germany)	52,908
1,734	Simpson Manufacturing Co., Inc.	41,547
2,465	Trane, Inc.	111,048
858	Union Pacific Corp.	107,044
873	United Parcel Service, Inc., Class B	61,320
871	United Stationers, Inc.*	42,993
4,378	United Technologies Corp.	308,694
123	Waste Connections, Inc.*	3,734
161	Watson Wyatt Worldwide, Inc., Class A	8,541
		2,080,417
	INFORMATION TECHNOLOGY—7.1%
661	Accenture Ltd., Class A (Bermuda)	23,300
1,895	Agilysys, Inc.	24,010
2,057	Amkor Technology, Inc.*	24,087
871	Anixter International, Inc.*	56,955
1,741	Ansoft Corp.*	42,341
2,100	CANON, Inc. (Japan)	97,229
5,202	Cisco Systems, Inc.*	126,773
3,468	eBay, Inc.*	91,416
422	Equinix, Inc.*	29,266
1,742	FLIR Systems, Inc.*	49,577
1,895	Foundry Networks, Inc.*	22,494
188	Google, Inc., Class A*	88,582
1,731	Hewlett-Packard Co.	82,690

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
5,202	Intel Corp.	$103,780
796	International Business Machines Corp.	90,633
4,334	Ixia*	32,548
161	Jack Henry & Associates, Inc.	3,788
1,895	Juniper Networks, Inc.*	50,824
3,181	Lawson Software, Inc.*	24,812
1,716	MICROS Systems, Inc.*	54,981
9,034	Microsoft Corp.	245,906
20,756	Motorola, Inc.	206,938
92	Nintendo Co. Ltd. (Japan)	47,191
3,104	Nokia Oyj (Finland)	113,564
1,440	Nuance Communications, Inc.*	23,688
2,057	ON Semiconductor Corp.*	12,342
3,244	Orbcomm, Inc.*	18,491
1,734	Perficient, Inc.*	14,652
1,734	Perot Systems Corp., Class A*	23,912
2,169	SAIC, Inc.*	41,341
526	SAP AG (Germany)	25,241
659	SAVVIS, Inc.*	12,804
4,179	Sonus Networks, Inc.*	13,874
3,391	Spansion, Inc., Class A*	9,325
8,951	Sun Microsystems, Inc.*	146,796
316	Sybase, Inc.*	8,412
5,202	Symantec Corp.*	87,602
35,000	Telefonaktiebolaget LM Ericsson (Sweden)	76,014
871	THQ, Inc.*	16,296
1,027	ValueClick, Inc.*	19,831
1,734	Veeco Instruments, Inc.*	26,877
3,083	Xerox Corp.	45,320
		2,356,503
	MATERIALS—4.0%
1,027	A. Schulman, Inc.	20,992
1,734	Alcoa, Inc.	64,401
1,881	Anglo American PLC (United Kingdom)	121,005
871	AptarGroup, Inc.	32,645
415	ArcelorMittal (Luxembourg)	31,879
83	BASF AG (Germany)	10,582
387	Bayer AG (Germany)	29,875
1,713	BHP Billiton Ltd. (Australia)	63,421
2,752	BHP Billiton PLC (United Kingdom)	89,231
707	CF Industries Holdings, Inc.	86,311
1,312	Dow Chemical (The) Co.	49,449
2,600	E.I. du Pont de Nemours & Co.	120,692
869	Greif, Inc., Class A	56,824
700	JFE Holdings, Inc. (Japan)	31,872
271	Newmont Mining Corp.	13,867
7,000	NIPPON STEEL Corp. (Japan)	37,654
871	Quanex Corp.	44,813

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
1,068	Rio Tinto PLC (United Kingdom)	$121,518
871	Rockwood Holdings, Inc.*	26,731
971	Southern Copper Corp.	110,801
957	Terra Industries, Inc.*	43,266
1,376	Weyerhaeuser Co.	84,211
533	Xstrata PLC (United Kingdom)	41,986
		1,334,026
	TELECOMMUNICATION SERVICES—2.6%
6,954	AT&T, Inc.	242,208
4,908	BT Group PLC (United Kingdom)	22,162
288	Deutsche Telekom AG (Germany)	5,496
128	Koninklijke (Royal) KPN N.V. (Netherlands)	2,433
29,061	Qwest Communications International, Inc.*	156,929
3,310	Telefonica S.A. (Spain)	96,679
1,202	Time Warner Telecom, Inc., Class A*	19,160
3,468	Verizon Communications, Inc.	125,958
53,794	Vodafone Group PLC (United Kingdom)	174,100
		845,125
	UTILITIES—2.4%
2,600	American Electric Power Co., Inc.	106,392
1,383	Constellation Energy Group, Inc.	122,189
289	E.ON AG (Germany)	54,490
1,662	Endesa S.A. (Spain)	83,665
3,107	Enel S.p.A (Italy)	33,654
3,507	Exelon Corp.	262,500
161	MGE Energy, Inc.	5,081
1,825	National Grid PLC (United Kingdom)	26,628
316	PNM Resources, Inc.	3,741
21	RWE AG (Germany)	2,546
498	Suez SA (France)	31,911
2,100	Tokyo Electric Power (The) Co., Inc. (Japan)	54,363
316	Westar Energy, Inc.	7,183
		794,343

	Total Common Stocks
	(Cost $23,237,922)	20,708,463

Principal		Market
Amount		Value

	CORPORATE BONDS—23.9%
	CONSUMER DISCRETIONARY—1.8%
$35,000	CBS Corp.
	7.875%, 7/30/30	$35,327
105,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	118,017
105,000	Daimler Finance North America LLC
	7.30%, 1/15/12	115,123
118,000	Home Depot (The), Inc.
	5.40%, 3/01/16	111,377
70,000	News America, Inc.
	6.20%, 12/15/34	67,130
70,000	Time Warner, Inc.
	7.70%, 5/01/32	75,439
63,000	Viacom, Inc.
	6.25%, 4/30/16	62,578
		584,991
	CONSUMER STAPLES—0.8%
77,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	97,892
63,000	Diageo Finance BV (Netherlands)
	5.30%, 10/28/15	64,045
56,000	Kroger (The) Co.
	5.50%, 2/01/13	58,526
48,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	55,227
		275,690
	ENERGY—2.2%
118,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	122,509
77,000	Apache Corp.
	5.25%, 4/15/13	81,051
42,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	42,430
131,000	ConocoPhillips
	5.90%, 10/15/32	135,228
84,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	85,589
98,000	Hess Corp.
	6.65%, 8/15/11	106,952
42,000	Kinder Morgan Energy Partners L.P.
	6.75%, 3/15/11	44,813
105,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	111,672
		730,244

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS—13.7%
$70,000	Allstate (The) Corp.
	5.55%, 5/09/35	$61,878
218,000	American General Finance Corp., Series H MTN
	5.375%, 10/01/12	218,882
262,000	Bank of America Corp.
	4.875%, 1/15/13	269,766
112,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	121,507
138,000	Boston Properties L.P.
	6.25%, 1/15/13	142,845
119,000	Capital One Financial Corp.
	6.15%, 9/01/16	108,028
470,000	Citigroup, Inc.
	6.00%, 2/21/12	497,677
42,000	Countrywide Home Loans, Inc., Series L MTN
	4.00%, 3/22/11	36,943
98,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	106,762
118,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	128,295
	General Electric Capital Corp., Series A MTN
84,000	5.875%, 2/15/12	89,703
42,000	6.75%, 3/15/32	45,168
317,000	Goldman Sachs Group, L.P.
	5.00%, 10/01/14	317,640
317,000	HSBC Finance Corp.
	6.375%, 11/27/12	336,985
175,000	Inter-American Development Bank (Supranational)
	4.375%, 9/20/12	185,833
105,000	John Deere Capital Corp.
	7.00%, 3/15/12	117,990
175,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	188,977
70,000	Lehman Brothers Holdings, Inc. MTN
	5.50%, 4/04/16	67,922
122,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	122,360
204,000	Merrill Lynch & Co, Inc., Series C MTN
	5.00%, 1/15/15	197,897
140,000	MetLife, Inc.
	5.00%, 6/15/15	135,428
324,000	Morgan Stanley
	5.30%, 3/01/13	334,490
63,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	69,583
84,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	82,491

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$84,000	Unilever Capital Corp.
	5.90%, 11/15/32	$84,144
282,000	Wachovia Corp.
	5.25%, 8/01/14	282,945
197,000	Wells Fargo & Co.
	5.00%, 11/15/14	201,199
		4,553,338
	HEALTH CARE—0.9%
42,000	Abbott Laboratories
	5.875%, 5/15/16	45,217
119,000	UnitedHealth Group, Inc.
	4.875%, 3/15/15	114,015
84,000	WellPoint, Inc.
	5.25%, 1/15/16	82,277
42,000	Wyeth
	5.50%, 2/01/14	43,944
		285,453
	INFORMATION TECHNOLOGY—0.2%
63,000	Oracle Corp.
	5.25%, 1/15/16	64,154

	MATERIALS—1.0%
116,000	Alcoa, Inc.
	6.00%, 1/15/12	120,445
49,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	49,323
42,000	CRH America, Inc.
	6.00%, 9/30/16	40,541
42,000	E.I. du Pont de Nemours & Co.
	5.25%, 12/15/16	43,080
70,000	Weyerhaeuser Co.
	7.375%, 3/15/32	66,245
		319,634
	TELECOMMUNICATION SERVICES—2.2%
82,000	BellSouth Corp.
	6.00%, 11/15/34	77,960
56,000	Embarq Corp.
	7.082%, 6/01/16	55,843
253,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	279,632
126,000	Sprint Capital Corp.
	8.375%, 3/15/12	110,970

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
$126,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	$143,962
63,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	62,867
		731,234
	UTILITIES—1.1%
63,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	57,654
118,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	117,956
42,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	41,778
42,000	FirstEnergy Corp., Series C
	7.375%, 11/15/31	45,942
42,000	Oncor Electric Delivery Co.
	7.00%, 9/01/22	41,676
56,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	55,883
		360,889

	Total Corporate Bonds
	(Amortized Cost $7,787,289)	7,905,627

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—10.8%
	FEDERAL HOME LOAN MORTGAGE CORP.—3.2%
564,000	4.50%, 1/15/13	593,861
400,000	6.25%, 7/15/32	471,526
		1,065,387
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.9%
282,000	5.00%, 4/15/15	302,285

	UNITED STATES TREASURY BONDS/NOTES—6.7%
118,000	3.50%, 2/15/10	122,241
298,000	4.75%, 5/15/14	330,664
181,000	7.50%, 11/15/16	235,300
417,000	8.125%, 8/15/19	580,672
410,000	7.625%, 2/15/25	576,082
275,000	6.25%, 5/15/30	347,360
		2,192,319

	Total United States Government & Agencies Obligations
	(Amortized Cost $3,382,898)	3,559,991

Principal		Market
Amount		Value

	SOVEREIGN BONDS—1.2%
	SOVEREIGN—1.2%
$140,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	$185,463
204,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	222,258

	Total Sovereign Bonds
	(Amortized Cost $392,259)	407,721

Number
of Shares
	MONEY MARKET FUND—0.8%
256,112	BNY Hamilton Money Fund Institutional Shares – 3.59% (a)
	(Cost $256,112)	256,112

	Total Investments—99.2%
	(Amortized Cost $35,056,480) (b)	$32,837,914
	Other assets less liabilities—0.8%	271,412

	Net Assets—100.0%	$33,109,326

MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

(a) Represents annualized 7-day yield at February 29, 2008.

(b)         The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2008, net unrealized depreciation was $2,218,566 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $798,296 and aggregate gross unrealized depreciation of $3,016,862.

TDAX INDEPENDENCE 2020 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 29, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$26,019,623	78.6%
United Kingdom	1,973,342	6.0
Japan	941,508	2.9
Switzerland	873,784	2.6
Germany	466,957	1.4
Spain	399,270	1.2
Netherlands	321,551	1.0
Supranational	314,128	1.0
France	279,075	0.8
Canada	227,893	0.7
Mexico	222,258	0.7
Australia	150,000	0.5
Sweden	139,730	0.4
Italy	134,048	0.4
Finland	113,564	0.3
Netherlands Antilles	105,728	0.3
Bermuda	80,513	0.2
Luxembourg	31,879	0.1
Cayman Islands	28,956	0.1
Belgium	14,107	0.0

Total Investments	32,837,914	99.2
Other assets less liabilities	271,412	0.8

Net Assets	$33,109,326	100.0%

	TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND SCHEDULE OF INVESTMENTS February 29, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—87.2%
	CONSUMER DISCRETIONARY—9.1%
1,970	Aeropostale, Inc.*	$52,914
1,850	ArvinMeritor, Inc.	20,887
1,970	Brookfield Homes Corp.	30,043
3,273	Coach, Inc.*	99,237
7,856	Comcast Corp., Class A	153,506
664	Compagnie Financiere Richemont S.A., Class A (Switzerland)	38,677
616	Daimler AG (Germany)	52,172
658	DeVry, Inc.	28,913
7,199	DIRECTV Group (The), Inc.*	180,335
5,895	Gemstar-TV Guide International, Inc.*	27,942
1,171	Home Depot (The), Inc.	31,090
3,000	HONDA MOTOR Co. Ltd. (Japan)	93,944
909	J. Crew Group, Inc.*	36,405
1,797	Jo-Ann Stores, Inc.*	29,651
1,312	Jos. A. Bank Clothiers, Inc.*	29,887
1,220	Lear Corp.*	33,648
1,871	Liberty Global, Inc., Class A*	70,350
1,722	Live Nation, Inc.*	20,440
1,000	Matsushita Electric Industrial Co. Ltd. (Japan)	21,469
3,273	McDonald’s Corp.	177,102
658	Men’s Wearhouse (The), Inc.	15,160
5,895	New York & Co., Inc.*	34,191
592	Omnicom Group, Inc.	26,445
658	Priceline.com, Inc.*	75,025
658	Regis Corp.	16,483
658	Rent-A-Center, Inc.*	11,285
2,000	Sony Corp. (Japan)	95,865
1,268	Sotheby’s	42,757
1,970	Steven Madden Ltd.*	33,175
2,621	Target Corp.	137,891
1,315	Tempur-Pedic International, Inc.	22,907
7,199	Time Warner, Inc.	112,376
4,900	Toyota Motor Corp. (Japan)	270,639
1,970	Universal Technical Institute, Inc.*	24,625
4,408	Viacom, Inc., Class B*	175,218
4,102	Yum! Brands, Inc.	141,314
		2,463,968
	CONSUMER STAPLES—8.1%
3,931	Altria Group, Inc.	287,513
1,761	British American Tobacco PLC (United Kingdom)	66,381
425	Carrefour SA (France)	30,117
3,931	Coca-Cola (The) Co.	229,806
5,240	ConAgra Foods, Inc.	115,804
1,315	CVS Caremark Corp.	53,100
2,454	Diageo PLC (United Kingdom)	50,475
149	Groupe DANONE (France)	11,758
3,273	Kraft Foods, Inc., Class A	102,019
658	Longs Drug Stores Corp.	31,604

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
544	Nestle SA (Switzerland)	260,326
1,312	Pilgrim’s Pride Corp.	30,780
6,306	Procter & Gamble (The) Co.	417,331
18	Seaboard Corp.	28,620
11,416	Tesco PLC (United Kingdom)	90,949
2,484	Unilever NV (Netherlands)	77,418
237	Unilever PLC (United Kingdom)	7,524
6,468	Wal-Mart Stores, Inc.	320,748
		2,212,273
	ENERGY—9.8%
1,312	Alon USA Energy, Inc.	20,585
3,506	BG Group PLC (United Kingdom)	83,132
21,487	BP PLC (United Kingdom)	233,371
3,931	Chevron Corp.	340,660
3,273	ConocoPhillips	270,710
658	Dril-Quip, Inc.*	30,781
1,100	ENI S.p.A (Italy)	38,274
2,867	EOG Resources, Inc.	341,144
5,523	Exxon Mobil Corp.	480,557
12,694	International Coal Group, Inc.*	78,957
7,199	Newpark Resources, Inc.*	31,892
1,313	Occidental Petroleum Corp.	101,587
658	Oil States International, Inc.*	27,741
7,934	Oilsands Quest, Inc.*	31,736
2,621	PetroHawk Energy Corp.*	47,388
658	Petroleum Development Corp.*	45,902
3,901	Royal Dutch Shell PLC, Class A (United Kingdom)	140,298
2,902	Royal Dutch Shell PLC, Class B (United Kingdom)	102,811
1,232	Schlumberger Ltd. (Netherlands Antilles)	106,506
1,029	Total SA (France)	78,091
658	W-H Energy Services, Inc.*	41,368
		2,673,491
	FINANCIALS—17.4%
1,996	ABN AMRO Holding NV (Netherlands)	115,448
301	Allianz SE (Germany)	53,691
7,616	American Express Co.	322,158
2,126	American International Group, Inc.	99,624
1,190	Aspen Insurance Holdings Ltd. (Bermuda)	34,438
452	Assicurazioni Generali S.p.A (Italy)	19,536
3,231	Aviva PLC (United Kingdom)	39,302
1,109	AXA (France)	37,847
556	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	11,614
13,159	Banco Santander S.A. (Spain)	238,322
4,583	Bank of America Corp.	182,129
7,784	Barclays PLC (United Kingdom)	73,897
479	BNP Paribas (France)	43,317

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,312	Calamos Asset Management, Inc., Class A	$24,128
1,970	Cascade Bancorp	20,015
8,555	Charles Schwab (The) Corp.	167,764
5,240	Citigroup, Inc.	124,240
121	CME Group, Inc.	62,109
1,312	Cohen & Steers, Inc.	33,036
658	Commerce Group (The), Inc.	23,846
35	Commonwealth Bank of Australia (Australia)	1,379
1,785	Credit Suisse Group (Switzerland)	88,925
8,268	Deerfield Capital Corp. REIT	53,659
57	Delphi Financial Group, Inc., Class A	1,719
1,312	Digital Realty Trust, Inc. REIT	47,101
1,312	Dollar Financial Corp.*	29,481
760	Fortis (Belgium)	16,937
1,729	Franklin Resources, Inc.	163,166
658	GAMCO Investors, Inc., Class A	36,861
658	GFI Group, Inc.*	50,370
361	Goldman Sachs Group (The), Inc.	61,236
1,516	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	28,804
4,607	HBOS PLC (United Kingdom)	55,306
1,312	Highwoods Properties, Inc. REIT	38,678
12,121	HSBC Holdings PLC (United Kingdom)	184,690
2,024	ING Groep N.V. (Netherlands)	68,366
1,238	Intesa Sanpaolo S.p.A (Italy)	8,363
3,273	JPMorgan Chase & Co.	133,047
3,033	Lincoln National Corp.	155,017
5,676	Lloyds TSB Group PLC (United Kingdom)	51,203
11	Mizuho Financial Group, Inc. (Japan)	47,126
471	Morgan Stanley	19,839
53	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	9,365
356	National Australia Bank Ltd. (Australia)	9,607
8,040	National City Corp.	127,514
658	Nationwide Health Properties, Inc. REIT	19,957
3,600	Nomura Holdings, Inc. (Japan)	58,268
2,400	Nordea Bank AB (Sweden)	36,409
1,312	Northern Trust Corp.	88,731
2,023	NYSE Euronext	132,850
658	Odyssey Re Holdings Corp.	23,806
1,312	optionsXpress Holdings, Inc.	30,386
855	Platinum Underwriters Holdings Ltd. (Bermuda)	29,498
658	Post Properties, Inc. REIT	27,675
3,052	Prudential PLC (United Kingdom)	37,064
658	Ramco-Gershenson Properties Trust REIT	14,621
1,312	Realty Income Corp. REIT	30,189
11,527	Royal Bank of Scotland Group PLC (United Kingdom)	88,279
1,357	Simon Property Group, Inc. REIT	113,717
4,423	SLM Corp.*	86,735
252	Societe Generale (France)	27,200
12	Sumitomo Mitsui Financial Group, Inc. (Japan)	88,987
658	SVB Financial Group*	29,807

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
125	Swiss Re (Switzerland)	$10,071
3,249	UBS AG (Switzerland)	106,952
6,707	UniCredito Italiano S.p.A (Italy)	49,739
1,313	Vornado Realty Trust REIT	109,714
1,970	Wachovia Corp.	60,321
1,312	Waddell & Reed Financial, Inc., Class A	41,118
658	Washington Real Estate Investment Trust REIT	21,003
2,048	Wells Fargo & Co.	59,863
1,238	Westpac Banking Corp. (Australia)	27,006
234	Zurich Financial Services AG (Switzerland)	73,587
		4,737,773
	HEALTH CARE—11.7%
3,315	Abbott Laboratories	177,518
562	Alexion Pharmaceuticals, Inc.*	34,063
1,313	AMERIGROUP Corp.*	47,268
851	AstraZeneca PLC (United Kingdom)	32,045
1,847	Auxilium Pharmaceuticals, Inc.*	59,178
2,501	Becton, Dickinson & Co.	226,140
1,970	CIGNA Corp.	87,823
4,885	Dendreon Corp.*	25,793
3,102	Genzyme Corp.*	219,994
4,527	GlaxoSmithKline PLC (United Kingdom)	99,236
658	Hologic, Inc.*	39,684
658	Illumina, Inc.*	47,646
30	Inverness Medical Innovations, Inc.*	875
5,535	Johnson & Johnson	342,949
658	Magellan Health Services, Inc.*	28,511
1,312	Matria Healthcare, Inc.*	32,957
1,970	McKesson Corp.	115,757
4,343	Merck & Co., Inc.	192,395
3,229	Novartis AG (Switzerland)	159,161
1,312	Perrigo Co.	43,847
17,059	Pfizer, Inc.	380,074
658	Psychiatric Solutions, Inc.*	18,615
975	Roche Holding AG (Switzerland)	191,394
252	Sanofi-Aventis SA (France)	18,665
1,313	Sirona Dental Systems, Inc.*	34,151
1,312	STERIS Corp.	32,301
481	Takeda Pharmaceutical Co. Ltd. (Japan)	27,075
4,291	Thermo Fisher Scientific, Inc.*	239,996
3,273	UnitedHealth Group, Inc.	152,129
1,313	WellPoint, Inc.*	92,015
		3,199,255
	INDUSTRIALS—8.8%
2,968	ABB Ltd. (Switzerland)	75,693
1,315	ABM Industries, Inc.	26,116

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,518	Aecom Technology Corp.*	$65,267
1,306	Allegiant Travel Co.*	35,536
658	Belden CDT, Inc.	25,859
1,312	Boeing Co.	108,620
1,970	Caterpillar, Inc.	142,490
1,312	CDI Corp.	29,848
276	Compagnie de Saint-Gobain (France)	21,880
658	Danaher Corp.	48,791
1,312	Emerson Electric Co.	66,860
658	FedEx Corp.	57,990
1,645	Fuel Tech, Inc.*	33,015
8,513	General Electric Co.	282,120
658	Granite Construction, Inc.	19,865
1,313	Illinois Tool Works, Inc.	64,429
736	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	30,809
4,583	JetBlue Airways Corp.*	24,977
1,286	Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	50,720
1,313	Manpower, Inc.	74,447
1,800	Mitsubishi Corp. (Japan)	56,539
2,012	Northrop Grumman Corp.	158,163
625	PACCAR, Inc.	27,113
1,312	PHH Corp.*	26,555
1,313	Raven Industries, Inc.	38,445
506	Siemens AG (Germany)	65,616
1,312	Simpson Manufacturing Co., Inc.	31,436
2,210	Trane, Inc.	99,561
658	Union Pacific Corp.	82,092
1,970	United Parcel Service, Inc., Class B	138,373
658	United Stationers, Inc.*	32,479
5,120	United Technologies Corp.	361,010
		2,402,714
	INFORMATION TECHNOLOGY—9.9%
1,516	Accenture Ltd., Class A (Bermuda)	53,439
1,970	Agilysys, Inc.	24,960
3,931	Amkor Technology, Inc.*	46,032
2,400	CANON, Inc. (Japan)	111,118
5,240	Cisco Systems, Inc.*	127,699
3,273	eBay, Inc.*	86,276
1,315	FLIR Systems, Inc.*	37,425
1,970	Foundry Networks, Inc.*	23,384
288	Google, Inc., Class A*	135,700
1,970	Hewlett-Packard Co.	94,107
4,583	Intel Corp.	91,431
952	International Business Machines Corp.	108,395
658	Itron, Inc.*	62,727
4,583	Ixia*	34,418
1,312	Jack Henry & Associates, Inc.	30,871
2,621	Juniper Networks, Inc.*	70,295

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
3,147	Lawson Software, Inc.*	$24,547
1,315	MICROS Systems, Inc.*	42,133
10,059	Microsoft Corp.	273,805
658	MKS Instruments, Inc.*	13,219
23,647	Motorola, Inc.	235,760
132	Nintendo Co. Ltd. (Japan)	67,709
3,691	Nokia Oyj (Finland)	135,040
3,746	Nuance Communications, Inc.*	61,622
3,931	ON Semiconductor Corp.*	23,586
4,804	Orbcomm, Inc.*	27,383
658	Perficient, Inc.*	5,560
1,970	Perot Systems Corp., Class A*	27,166
903	SAIC, Inc.*	17,211
310	SAP AG (Germany)	14,876
975	SAVVIS, Inc.*	18,944
6,128	Sonus Networks, Inc.*	20,345
1,226	Spansion, Inc., Class A*	3,372
10,320	Sun Microsystems, Inc.*	169,248
1,312	Sybase, Inc.*	34,925
4,583	Symantec Corp.*	77,178
42,000	Telefonaktiebolaget LM Ericsson (Sweden)	91,217
1,312	THQ, Inc.*	24,548
1,970	ValueClick, Inc.*	38,041
1,970	Veeco Instruments, Inc.*	30,535
5,240	Xerox Corp.	77,028
		2,693,275
	MATERIALS—5.6%
1,315	A. Schulman, Inc.	26,879
1,970	Alcoa, Inc.	73,166
1,803	Anglo American PLC (United Kingdom)	115,988
658	AptarGroup, Inc.	24,662
243	ArcelorMittal (Luxembourg)	18,666
258	BASF AG (Germany)	32,892
407	Bayer AG (Germany)	31,419
1,710	BHP Billiton Ltd. (Australia)	63,310
3,512	BHP Billiton PLC (United Kingdom)	113,873
898	CF Industries Holdings, Inc.	109,628
1,970	Dow Chemical (The) Co.	74,249
2,621	E.I. du Pont de Nemours & Co.	121,667
1,315	Glatfelter	17,319
658	Greif, Inc., Class A	43,027
1,970	Headwaters, Inc.*	24,152
592	Hercules, Inc.	10,845
600	JFE Holdings, Inc. (Japan)	27,319
241	Newmont Mining Corp.	12,332
12,000	NIPPON STEEL Corp. (Japan)	64,550
658	Quanex Corp.	33,854
1,202	Rio Tinto PLC (United Kingdom)	136,766

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
658	Rockwood Holdings, Inc.*	$20,194
1,192	Southern Copper Corp.	136,018
1,423	Terra Industries, Inc.*	64,334
1,312	Weyerhaeuser Co.	80,294
610	Xstrata PLC (United Kingdom)	48,051
		1,525,454
	TELECOMMUNICATION SERVICES—3.5%
7,199	AT&T, Inc.	250,742
15,568	BT Group PLC (United Kingdom)	70,297
386	Koninklijke (Royal) KPN N.V. (Netherlands)	7,337
33,506	Qwest Communications International, Inc.*	180,932
3,804	Telefonica S.A. (Spain)	111,108
1,779	Time Warner Telecom, Inc., Class A*	28,357
3,273	Verizon Communications, Inc.	118,875
59,900	Vodafone Group PLC (United Kingdom)	193,862
		961,510
	UTILITIES—3.3%
1,970	American Electric Power Co., Inc.	80,612
658	American States Water Co.	21,418
1,609	Constellation Energy Group, Inc.	142,155
322	E.ON AG (Germany)	60,712
2,224	Endesa S.A. (Spain)	111,957
3,559	Enel S.p.A (Italy)	38,550
3,973	Exelon Corp.	297,380
658	MGE Energy, Inc.	20,766
482	National Grid PLC (United Kingdom)	7,033
1,315	PNM Resources, Inc.	15,570
1,022	Suez SA (France)	65,489
600	Tokyo Electric Power (The) Co., Inc. (Japan)	15,532
1,192	Westar Energy, Inc.	27,094
		904,268

	Total Common Stocks
	(Cost $26,567,775)	23,773,981

Principal		Market
Amount		Value

	CORPORATE BONDS—8.6%
	CONSUMER DISCRETIONARY—1.2%
$60,000	CBS Corp.
	7.875%, 7/30/30	$60,561
6,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	6,744
60,000	Comcast Corp.
	6.45%, 3/15/37	57,310
18,000	Home Depot (The), Inc.
	5.40%, 3/01/16	16,990
67,000	News America, Inc.
	6.20%, 12/15/34	64,252
62,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	59,992
59,000	Time Warner, Inc.
	7.70%, 5/01/32	63,584
11,000	Viacom, Inc.
	6.25%, 4/30/16	10,926
		340,359
	CONSUMER STAPLES—0.5%
18,000	Coca-Cola Enterprises, Inc.
	8.50%, 2/01/22	22,884
12,000	Kroger (The) Co.
	5.50%, 2/01/13	12,541
95,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	94,526
7,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	7,302
		137,253
	ENERGY—0.5%
11,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	11,420
18,000	Apache Corp.
	5.25%, 4/15/13	18,947
10,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	10,102
73,000	ConocoPhillips
	5.90%, 10/15/32	75,356
10,000	Enterprise Products Operating LP, Series B
	5.60%, 10/15/14	10,189
7,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	7,445
		133,459

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS—3.4%
$77,000	Allstate (The) Corp.
	5.55%, 5/09/35	$68,066
82,000	American Express Co.
	6.80%, 9/01/66	79,665
101,000	American General Finance Corp., Series H MTN
	5.375%, 10/01/12	101,409
7,000	Bank of America Corp.
	4.875%, 1/15/13	7,207
5,000	Boston Properties L.P.
	6.25%, 1/15/13	5,176
11,000	Capital One Financial Corp.
	6.15%, 9/01/16	9,986
10,000	Capmark Financial Group, Inc. 144A
	6.30%, 5/10/17	6,554
71,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	77,348
66,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	70,978
10,000	Goldman Sachs Group L.P.
	5.00%, 10/01/14	10,020
41,000	HSBC Finance Corp.
	6.375%, 11/27/12	43,585
42,000	Inter-American Development Bank (Supranational)
	4.375%, 9/20/12	44,600
7,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	5,602
22,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	23,264
30,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	32,396
131,000	Lincoln National Corp.
	7.00%, 5/17/66	126,983
12,000	Marsh & McLennan Cos., Inc.
	5.75%, 9/15/15	12,035
9,000	Morgan Stanley
	5.30%, 3/01/13	9,291
7,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	6,874
7,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	5,991
101,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37	92,175
71,000	Unilever Capital Corp.
	5.90%, 11/15/32	71,121
10,000	Wells Fargo & Co.
	5.00%, 11/15/14	10,213
		920,539

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE—0.6%
$10,000	Abbott Laboratories
	5.875%, 5/15/16	$10,766
72,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	69,763
66,000	Eli Lilly & Co.
	5.55%, 3/15/37	63,916
10,000	WellPoint, Inc.
	5.25%, 1/15/16	9,795
		154,240
	INDUSTRIALS—0.4%
65,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	62,984
67,000	CSX Corp.
	6.00%, 10/01/36	59,477
		122,461
	MATERIALS—0.6%
24,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	24,158
9,000	CRH America, Inc.
	6.00%, 9/30/16	8,687
61,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	59,255
62,000	Weyerhaeuser Co.
	7.375%, 3/15/32	58,674
		150,774
	TELECOMMUNICATION SERVICES—0.6%
76,000	BellSouth Corp.
	6.00%, 11/15/34	72,256
8,000	Embarq Corp.
	7.082%, 6/01/16	7,978
60,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	68,553
7,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	6,985
		155,772
	UTILITIES—0.8%
9,000	Constellation Energy Group
	4.55%, 6/15/15	8,236
10,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	9,996

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$18,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	$17,905
58,000	FirstEnergy Corp., Series C
	7.375%, 11/15/31	63,444
65,000	MidAmerican Energy Holdings Co.
	6.125%, 4/01/36	64,729
66,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	65,862
		230,172
	Total Corporate Bonds (Amortized Cost $2,379,904)	2,345,029

	UNITED STATES GOVERNMENT & AGENCIES
	OBLIGATIONS—2.7%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.4%
95,000	6.25%, 7/15/32	111,988
	UNITED STATES TREASURY BONDS/NOTES—2.3%
101,000	3.50%, 2/15/10	104,630
195,000	4.75%, 5/15/14	216,373
84,000	8.125%, 8/15/19	116,970
60,000	7.625%, 2/15/25	84,305
82,000	6.25%, 5/15/30	103,576
		625,854
	Total United States Government & Agencies Obligations (Amortized Cost $704,661)	737,842

	SOVEREIGN BONDS—0.1%
	SOVEREIGN—0.1%
10,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	13,247
6,000	United Mexican States (Mexico)
	5.625%, 1/15/17	6,264
7,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	7,627
	Total Sovereign Bonds (Amortized Cost $26,536)	27,138

Number		Market
of Shares		Value
	MONEY MARKET FUND—0.4%
118,194	BNY Hamilton Money Fund Institutional Shares – 3.59% (a)
	(Cost $118,194)	$118,194

	Total Investments—99.0%
	(Amortized Cost $29,797,070) (b)	$27,002,184
	Other assets less liabilities—1.0%	259,187

	Net Assets—100.0%	$27,261,371

MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

  144A – Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 29, 2008, the aggregate market value of these securities amounted to $6,554 or 0.0% of net assets.

(a) Represents annualized 7-day yield at February 29, 2008.

(b)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2008, net unrealized depreciation was $2,794,886 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $483,942 and aggregate gross unrealized depreciation of $3,278,828.

TDAX INDEPENDENCE 2030 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 29, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$20,332,993	74.6%
United Kingdom	2,135,692	7.8
Japan	1,046,140	3.8
Switzerland	1,004,786	3.7
Spain	473,001	1.7
Germany	353,139	1.3
France	334,364	1.2
Netherlands	319,289	1.1
Italy	154,462	0.5
Bermuda	148,184	0.5
Finland	135,040	0.5
Sweden	127,626	0.5
Australia	125,460	0.5
Netherlands Antilles	106,506	0.4
Cayman Islands	88,059	0.3
Supranational	44,600	0.2
Canada	23,349	0.1
Luxembourg	18,666	0.1
Belgium	16,937	0.1
Mexico	13,891	0.1

Total Investments	27,002,184	99.0
Other assets less liabilities	259,187	1.0

Net Assets	$27,261,371	100.0%

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—95.4%
	CONSUMER DISCRETIONARY—9.9%
1,891	Aeropostale, Inc.*	$50,792
2,523	ArvinMeritor, Inc.	28,485
1,896	Brookfield Homes Corp.	28,914
1,263	Cabela’s, Inc., Class A*	17,114
3,150	Coach, Inc.*	95,508
8,193	Comcast Corp., Class A*	160,091
711	Compagnie Financiere Richemont S.A., Class A (Switzerland)	41,415
614	Daimler AG (Germany)	52,003
638	DeVry, Inc.	28,034
6,930	DIRECTV Group (The), Inc.*	173,597
4,413	Fleetwood Enterprises, Inc.*	18,799
6,302	Gemstar-TV Guide International, Inc.*	29,871
2,523	Home Depot (The), Inc.	66,986
1,800	HONDA MOTOR Co. Ltd. (Japan)	56,366
963	J. Crew Group, Inc.*	38,568
1,908	Jo-Ann Stores, Inc.*	31,482
1,263	Jos. A. Bank Clothiers, Inc.*	28,771
1,290	Lear Corp.*	35,578
1,974	Liberty Global, Inc., Class A*	74,222
1,831	Live Nation, Inc.*	21,734
2,000	Matsushita Electric Industrial Co. Ltd. (Japan)	42,937
3,150	McDonald’s Corp.	170,447
638	Men’s Wearhouse (The), Inc.	14,700
6,302	New York & Co., Inc.*	36,552
1,263	Omnicom Group, Inc.	56,418
638	Priceline.com, Inc.*	72,745
1,263	Regis Corp.	31,638
638	Rent-A-Center, Inc.*	10,942
2,300	Sony Corp. (Japan)	110,244
1,263	Sotheby’s	42,588
639	Speedway Motorsports, Inc.	18,659
1,891	Steven Madden Ltd.*	31,844
2,523	Target Corp.	132,735
1,263	Tempur-Pedic International, Inc.	22,001
7,565	Time Warner, Inc.	118,090
5,300	Toyota Motor Corp. (Japan)	292,734
1,891	Universal Technical Institute, Inc.*	23,638
4,763	Viacom, Inc., Class B*	189,328
285	Vivendi (France)	11,344
4,437	Yum! Brands, Inc.	152,855
		2,660,769
	CONSUMER STAPLES—9.0%
4,413	Altria Group, Inc.	322,767
1,722	British American Tobacco PLC (United Kingdom)	64,911
441	Carrefour S.A. (France)	31,251
4,413	Coca-Cola (The) Co.	257,984
5,670	ConAgra Foods, Inc.	125,307

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
1,263	CVS Caremark Corp.	$51,000
2,597	Diageo PLC (United Kingdom)	53,416
3,780	Kraft Foods, Inc., Class A	117,823
639	Longs Drug Stores Corp.	30,691
588	Nestle S.A. (Switzerland)	281,381
1,263	Pilgrim’s Pride Corp.	29,630
6,789	Procter & Gamble (The) Co.	449,296
590	Reckitt Benckiser Group PLC (United Kingdom)	32,040
518	Ruddick Corp.	16,706
24	Seaboard Corp.	38,160
12,488	Tesco PLC (United Kingdom)	99,489
2,148	Unilever NV (Netherlands)	66,946
681	Unilever PLC (United Kingdom)	21,620
6,960	Wal-Mart Stores, Inc.	345,146
		2,435,564
	ENERGY—10.9%
1,263	Alon USA Energy, Inc.	19,816
3,714	BG Group PLC (United Kingdom)	88,064
22,765	BP PLC (United Kingdom)	247,251
3,780	Chevron Corp.	327,575
3,660	ConocoPhillips	302,719
639	Dril-Quip, Inc.*	29,892
1,451	ENI S.p.A (Italy)	50,487
3,023	EOG Resources, Inc.	359,707
6,022	Exxon Mobil Corp.	523,974
12,757	International Coal Group, Inc.*	79,349
7,565	Newpark Resources, Inc.*	33,513
1,263	Occidental Petroleum Corp.	97,718
1,263	Oil States International, Inc.*	53,248
8,408	Oilsands Quest, Inc.*	33,632
2,523	PetroHawk Energy Corp.*	45,616
1,263	Petroleum Development Corp.*	88,107
825	Repsol YPF S.A. (Spain)	28,618
4,131	Royal Dutch Shell PLC, Class A (United Kingdom)	148,570
3,072	Royal Dutch Shell PLC, Class B (United Kingdom)	108,834
1,308	Schlumberger Ltd. (Netherlands Antilles)	113,077
1,233	Ship Finance International Ltd. (Bermuda)	31,861
1,095	Total S.A. (France)	83,099
638	W-H Energy Services, Inc.*	40,111
		2,934,838
	FINANCIALS—18.9%
1,432	ABN AMRO Holding NV (Netherlands)	82,826
318	Allianz SE (Germany)	56,723
8,217	American Express Co.	347,578
2,286	American International Group, Inc.	107,122
1,257	Aspen Insurance Holdings Ltd. (Bermuda)	36,377
981	Assicurazioni Generali S.p.A (Italy)	42,399

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,129	Australia & New Zealand Banking Group Ltd. (Australia)	$23,233
921	Aviva PLC (United Kingdom)	11,203
1,089	AXA (France)	37,164
596	Banco Bilbao Vizcaya Argentaria, S.A. (Spain)	12,450
14,191	Banco Santander S.A. (Spain)	257,012
4,413	Bank of America Corp.	175,373
8,247	Barclays PLC (United Kingdom)	78,292
508	BNP Paribas (France)	45,940
638	Calamos Asset Management, Inc., Class A	11,733
1,891	Cascade Bancorp	19,213
9,234	Charles Schwab (The) Corp.	181,078
5,670	Citigroup, Inc.	134,436
121	CME Group, Inc.	62,109
1,263	Commerce Group (The), Inc.	45,771
30	Commonwealth Bank of Australia (Australia)	1,182
1,891	Credit Suisse Group (Switzerland)	94,206
6,390	Deerfield Capital Corp. REIT	41,471
278	Delphi Financial Group, Inc., Class A	8,384
12	Deutsche Bank AG (Germany)	1,353
1,263	Digital Realty Trust, Inc. REIT	45,342
1,263	Dollar Financial Corp.*	28,380
2,307	Fortis (Belgium)	51,413
1,896	Franklin Resources, Inc.	178,925
639	GFI Group, Inc.*	48,915
608	Goldman Sachs Group (The), Inc.	103,135
1,602	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	30,438
4,881	HBOS PLC (United Kingdom)	58,596
1,263	Highwoods Properties, Inc. REIT	37,233
12,845	HSBC Holdings PLC (United Kingdom)	195,723
2,367	ING Groep NV (Netherlands)	79,952
205	Intesa Sanpaolo S.p.A (Italy)	1,385
3,780	JPMorgan Chase & Co.	153,657
3,150	Lincoln National Corp.	160,997
6,006	Lloyds TSB Group PLC (United Kingdom)	54,180
12	Mizuho Financial Group, Inc. (Japan)	51,410
1,143	Morgan Stanley	48,143
66	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	11,662
1,035	National Australia Bank Ltd. (Australia)	27,931
7,865	National City Corp.	124,739
1,263	Nationwide Health Properties, Inc. REIT	38,307
4,200	Nomura Holdings, Inc. (Japan)	67,979
3,600	Nordea Bank AB (Sweden)	54,614
1,891	Northern Trust Corp.	127,888
2,177	NYSE Euronext	142,964
638	Odyssey Re Holdings Corp.	23,083
1,263	optionsXpress Holdings, Inc.	29,251
909	Platinum Underwriters Holdings Ltd. (Bermuda)	31,361
638	Post Properties, Inc. REIT	26,834
3,231	Prudential PLC (United Kingdom)	39,237
1,263	Ramco-Gershenson Properties Trust REIT	28,064

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,263	Realty Income Corp. REIT	$29,062
12,197	Royal Bank of Scotland Group PLC (United Kingdom)	93,410
1,771	Simon Property Group, Inc. REIT	148,410
3,150	SLM Corp.*	61,772
259	Societe Generale (France)	27,956
12	Sumitomo Mitsui Financial Group, Inc. (Japan)	88,987
638	SVB Financial Group*	28,901
187	Swiss Re (Switzerland)	15,067
3,437	UBS AG (Switzerland)	113,139
9,282	UniCredito Italiano S.p.A (Italy)	68,835
1,263	Vornado Realty Trust REIT	105,536
1,891	Wachovia Corp.	57,902
1,263	Waddell & Reed Financial, Inc., Class A	39,582
518	Washington Real Estate Investment Trust REIT	16,535
2,820	Wells Fargo & Co.	82,429
1,308	Westpac Banking Corp. (Australia)	28,533
247	Zurich Financial Services AG (Switzerland)	77,676
		5,100,098
	HEALTH CARE—12.7%
3,660	Abbott Laboratories	195,993
596	Alexion Pharmaceuticals, Inc.*	36,124
1,263	AMERIGROUP Corp.*	45,468
939	AstraZeneca PLC (United Kingdom)	35,359
1,956	Auxilium Pharmaceuticals, Inc.*	62,670
2,547	Becton, Dickinson & Co.	230,300
2,523	CIGNA Corp.	112,475
5,184	Dendreon Corp.*	27,372
3,350	Genzyme Corp.*	237,582
4,506	GlaxoSmithKline PLC (United Kingdom)	98,775
638	Hologic, Inc.*	38,478
638	Illumina, Inc.*	46,198
5,670	Johnson & Johnson	351,313
639	Magellan Health Services, Inc.*	27,688
1,896	Matria Healthcare, Inc.*	47,628
1,891	McKesson Corp.	111,115
4,682	Merck & Co., Inc.	207,413
3,534	Novartis AG (Switzerland)	174,195
1,263	Perrigo Co.	42,209
18,598	Pfizer, Inc.	414,363
638	Psychiatric Solutions, Inc.*	18,049
1,035	Roche Holding AG (Switzerland)	203,172
393	Sanofi-Aventis S.A. (France)	29,109
1,263	Sirona Dental Systems, Inc.*	32,851
1,263	STERIS Corp.	31,095
900	Takeda Pharmaceutical Co. Ltd. (Japan)	50,660
4,713	Thermo Fisher Scientific, Inc.*	263,598
3,150	UnitedHealth Group, Inc.	146,412
1,263	WellPoint, Inc.*	88,511
		3,406,175

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS—9.5%
3,138	ABB Ltd. (Switzerland)	$80,028
2,709	Aecom Technology Corp.*	70,217
1,386	Allegiant Travel Co.*	37,713
1,263	Belden CDT, Inc.	49,636
1,263	Boeing Co.	104,564
638	Brady Corp., Class A	19,510
1,920	Caterpillar, Inc.	138,874
1,263	CDI Corp.	28,733
297	Compagnie de Saint-Gobain (France)	23,545
638	Danaher Corp.	47,308
1,891	Emerson Electric Co.	96,365
639	FedEx Corp.	56,315
2,174	Fuel Tech, Inc.*	43,632
9,450	General Electric Co.	313,173
638	Granite Construction, Inc.	19,261
1,263	IKON Office Solutions, Inc.	8,993
1,891	Illinois Tool Works, Inc.	92,791
783	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	32,776
4,863	JetBlue Airways Corp.*	26,503
1,119	Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	44,134
1,263	Manpower, Inc.	71,612
1,800	Mitsubishi Corp. (Japan)	56,539
1,891	Northrop Grumman Corp.	148,652
715	PACCAR, Inc.	31,017
1,263	PHH Corp.*	25,563
1,263	Raven Industries, Inc.	36,981
520	Siemens AG (Germany)	67,432
1,263	Simpson Manufacturing Co., Inc.	30,261
2,191	Trane, Inc.	98,705
639	Union Pacific Corp.	79,722
1,891	United Parcel Service, Inc., Class B	132,824
639	United Stationers, Inc.*	31,541
5,530	United Technologies Corp.	389,919
663	Waste Connections, Inc.*	20,129
		2,554,968
	INFORMATION TECHNOLOGY—10.8%
1,602	Accenture Ltd., Class A (Bermuda)	56,471
2,523	Agilysys, Inc.	31,966
3,780	Amkor Technology, Inc.*	44,264
638	Anixter International, Inc.*	41,719
1,263	Benchmark Electronics, Inc.*	21,218
2,400	CANON, Inc. (Japan)	111,119
5,043	Cisco Systems, Inc.*	122,898
3,786	eBay, Inc.*	99,799
3,150	Entegris, Inc.*	22,208
1,277	FLIR Systems, Inc.*	36,343
2,523	Foundry Networks, Inc.*	29,948
371	Google, Inc., Class A*	174,808

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,523	Hewlett-Packard Co.	$120,524
5,043	Intel Corp.	100,608
963	International Business Machines Corp.	109,647
638	Itron, Inc.*	60,821
4,413	Ixia*	33,142
1,263	Jack Henry & Associates, Inc.	29,718
2,523	Juniper Networks, Inc.*	67,667
3,329	Lawson Software, Inc.*	25,966
1,276	MICROS Systems, Inc.*	40,883
10,082	Microsoft Corp.	274,431
638	MKS Instruments, Inc.*	12,817
25,858	Motorola, Inc.	257,804
2,523	MPS Group, Inc.*	28,762
172	Nintendo Co. Ltd. (Japan)	88,226
3,261	Nokia Oyj (Finland)	119,308
2,295	Nuance Communications, Inc.*	37,753
3,780	ON Semiconductor Corp.*	22,680
5,093	Orbcomm, Inc.*	29,030
1,263	Perficient, Inc.*	10,672
1,891	Perot Systems Corp., Class A*	26,077
612	SAP AG (Germany)	29,368
1,035	SAVVIS, Inc.*	20,110
6,651	Sonus Networks, Inc.*	22,081
11,105	Sun Microsystems, Inc.*	182,122
1,263	Sybase, Inc.*	33,621
5,045	Symantec Corp.*	84,958
42,000	Telefonaktiebolaget LM Ericsson (Sweden)	91,217
1,263	THQ, Inc.*	23,631
638	TIBCO Software, Inc.*	4,498
1,891	ValueClick, Inc.*	36,515
1,891	Veeco Instruments, Inc.*	29,311
5,043	Xerox Corp.	74,132
		2,920,861
	MATERIALS—6.1%
1,891	A. Schulman, Inc.	38,652
2,523	Alcoa, Inc.	93,704
2,154	Anglo American PLC (United Kingdom)	138,568
1,263	AptarGroup, Inc.	47,337
556	ArcelorMittal (Luxembourg)	42,710
211	BASF AG (Germany)	26,900
429	Bayer AG (Germany)	33,117
1,807	BHP Billiton Ltd. (Australia)	66,901
2,775	BHP Billiton PLC (United Kingdom)	89,976
739	CF Industries Holdings, Inc.	90,217
2,523	Dow Chemical (The) Co.	95,092
2,523	E.I. du Pont de Nemours & Co.	117,118
639	Greif, Inc., Class A	41,784
2,523	Headwaters, Inc.*	30,932

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
600	JFE Holdings, Inc. (Japan)	$27,319
341	Newmont Mining Corp.	17,449
12,000	NIPPON STEEL Corp. (Japan)	64,550
1,263	Quanex Corp.	64,981
1,269	Rio Tinto PLC (United Kingdom)	144,390
1,263	Rockwood Holdings, Inc.*	38,761
1,263	Southern Copper Corp.	144,121
1,506	Terra Industries, Inc.*	68,086
1,263	Weyerhaeuser Co.	77,296
651	Xstrata PLC (United Kingdom)	51,281
		1,651,242
	TELECOMMUNICATION SERVICES—3.9%
7,565	AT&T, Inc.	263,490
16,672	BT Group PLC (United Kingdom)	75,282
121	Deutsche Telekom AG (Germany)	2,309
949	Koninklijke (Royal) KPN NV (Netherlands)	18,037
34,866	Qwest Communications International, Inc.	188,276
4,116	Telefonica S.A. (Spain)	120,221
1,879	Time Warner Telecom, Inc., Class A*	29,951
3,780	Verizon Communications, Inc.	137,290
63,073	Vodafone Group PLC (United Kingdom)	204,131
		1,038,987
	UTILITIES—3.7%
2,523	American Electric Power Co., Inc.	103,241
639	American States Water Co.	20,799
1,771	Constellation Energy Group, Inc.	156,468
333	E.ON AG (Germany)	62,787
1,759	Endesa S.A. (Spain)	88,548
3,323	Enel S.p.A (Italy)	35,994
4,413	Exelon Corp.	330,313
1,263	MGE Energy, Inc.	39,860
1,692	National Grid PLC (United Kingdom)	24,688
1,891	PNM Resources, Inc.	22,389
782	Suez S.A. (France)	50,110
1,200	Tokyo Electric Power (The) Co., Inc. (Japan)	31,065
1,263	Westar Energy, Inc.	28,708
		994,970

	Total Common Stocks
	(Cost $29,334,720)	25,698,472

Principal Amount		Market Value

	CORPORATE BONDS—2.7%
	CONSUMER DISCRETIONARY—0.5%
$18,000	CBS Corp.
	7.875%, 7/30/30	$18,168
1,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	1,124
29,000	Comcast Corp.
	6.45%, 3/15/37	27,700
3,000	Home Depot (The), Inc.
	5.40%, 3/01/16	2,832
21,000	News America, Inc.
	6.20%, 12/15/34	20,139
20,000	Time Warner Cable, Inc.
	6.55%, 5/01/37	19,352
10,000	Time Warner Cable, Inc. 144A
	6.55%, 5/01/37	9,676
18,000	Time Warner, Inc.
	7.70%, 5/01/32	19,398
3,000	Viacom, Inc.
	6.25%, 4/30/16	2,980
		121,369
	CONSUMER STAPLES—0.2%
12,000	CVS Caremark Corp.
	6.302%, 6/01/37	11,394
5,000	Kroger (The) Co.
	5.50%, 2/01/13	5,226
4,000	Pepsi Bottling Group (The), Inc., Series B
	7.00%, 3/01/29	4,602
31,000	Procter & Gamble (The) Co.
	5.55%, 3/05/37	30,845
2,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	2,086
		54,153
	ENERGY—0.1%
2,000	Anadarko Petroleum Corp.
	5.95%, 9/15/16	2,076
2,000	Canadian Natural Resources Ltd. (Canada)
	5.70%, 5/15/17	2,020
19,000	ConocoPhillips
	5.90%, 10/15/32	19,614
2,000	Enterprise Products Operating L.P., Series B
	5.60%, 10/15/14	2,038
3,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	3,191
		28,939

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS—0.9%
$23,000	Allstate (The) Corp.
	5.55%, 5/09/35	$20,331
48,000	American Express Co.
	6.80%, 9/01/66	46,634
6,000	American General Finance Corp., Series H MTN
	5.375%, 10/01/12	6,024
3,000	Bank of America Corp.
	4.875%, 1/15/13	3,089
1,000	Boston Properties L.P.
	6.25%, 1/15/13	1,035
5,000	Capital One Financial Corp.
	6.15%, 9/01/16	4,539
6,000	Capmark Financial Group, Inc. 144A
	6.30%, 5/10/17	3,932
19,000	Credit Suisse (USA), Inc.
	7.125%, 7/15/32	20,699
12,000	General Electric Capital Corp., Series A MTN
	6.75%, 3/15/32	12,905
2,000	Goldman Sachs Group, L.P.
	5.00%, 10/01/14	2,004
6,000	HSBC Finance Corp.
	6.375%, 11/27/12	6,378
6,000	Inter-American Development Bank (Supranational)
	4.375%, 9/20/12	6,371
2,000	iStar Financial, Inc., Series 1
	5.875%, 3/15/16	1,600
3,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	3,172
6,000	Landwirtschaftliche Rentenbank, Series G MTN (Germany)
	5.00%, 11/08/16	6,479
41,000	Lincoln National Corp.
	7.00%, 5/17/66	39,744
3,000	Morgan Stanley
	5.30%, 3/01/13	3,097
2,000	Royal Bank of Scotland Group PLC (United Kingdom)
	5.00%, 10/01/14	1,964
2,000	SLM Corp., Series A MTN
	5.375%, 5/15/14	1,712
31,000	Travelers (The) Cos., Inc.
	6.25%, 3/15/37	28,292
23,000	Unilever Capital Corp.
	5.90%, 11/15/32	23,039
2,000	Wells Fargo & Co.
	5.00%, 11/15/14	2,043
		245,083

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE—0.2%
$2,000	Abbott Laboratories
	5.875%, 5/15/16	$2,153
34,000	Bristol-Myers Squibb Co.
	5.875%, 11/15/36	32,944
31,000	Eli Lilly & Co.
	5.55%, 3/15/37	30,021
2,000	WellPoint, Inc.
	5.25%, 1/15/16	1,959
		67,077
	INDUSTRIALS—0.2%
30,000	Burlington Northern Santa Fe Corp.
	6.15%, 5/01/37	29,069
21,000	CSX Corp.
	6.00%, 10/01/36	18,642
		47,711
	MATERIALS—0.2%
6,000	BHP Billiton Finance USA Ltd. (Australia)
	4.80%, 4/15/13	6,040
3,000	CRH America, Inc.
	6.00%, 9/30/16	2,896
28,000	Vale Overseas Ltd. (Cayman Islands)
	6.875%, 11/21/36	27,199
19,000	Weyerhaeuser Co.
	7.375%, 3/15/32	17,980
		54,115
	TELECOMMUNICATION SERVICES—0.2%
24,000	BellSouth Corp.
	6.00%, 11/15/34	22,817
3,000	Embarq Corp.
	7.082%, 6/01/16	2,992
18,000	Verizon Global Funding Corp.
	7.75%, 12/01/30	20,566
2,000	Vodafone Group PLC (United Kingdom)
	5.625%, 2/27/17	1,996
		48,371
	UTILITIES—0.2%
2,000	Constellation Energy Group, Inc.
	4.55%, 6/15/15	1,830
2,000	Dominion Resources, Inc., Series C
	5.15%, 7/15/15	1,999

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$3,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	$2,984
18,000	FirstEnergy Corp., Series C
	7.375%, 11/15/31	19,690
21,000	Midamerican Energy Holdings Co.
	6.125%, 4/01/36	20,913
19,000	Pacific Gas & Electric Co.
	6.05%, 3/01/34	18,960
		66,376

	Total Corporate Bonds (Amortized Cost $751,820)	733,194

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—0.7%
	FEDERAL HOME LOAN MORTGAGE CORP.—0.1%
30,000	6.25%, 7/15/32	35,364

	UNITED STATES TREASURY BONDS/NOTES—0.6%
30,000	3.50%, 2/15/10	31,078
13,000	4.75%, 5/15/14	14,425
53,000	7.50%, 11/15/16	68,901
18,000	7.625%, 2/15/25	25,291
13,000	6.25%, 5/15/30	16,421
		156,116

	Total United States Government & Agencies Obligations (Amortized Cost $181,495)	191,480

	SOVEREIGN BONDS—0.0%
	SOVEREIGN—0.0%
4,000	Province of Quebec Canada (Canada)
	7.50%, 9/15/29	5,299
6,000	United Mexican States, Series A MTN (Mexico)
	6.375%, 1/16/13	6,537

	Total Sovereign Bonds (Amortized Cost $11,529)	11,836

Number		Market
of Shares		Value

	MONEY MARKET FUND—0.3%
69,441	BNY Hamilton Money Fund Institutional Shares — 3.59% (a)
	(Cost $69,441)	69,441

	Total Investments—99.1%
	(Amortized Cost $30,349,005) (b)	$26,704,423
	Other assets less liabilities—0.9%	251,472

	Net Assets—100.0%	$26,955,895

MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate market value of these securities amounted to $13,608 or 0.0% of net assets.

(a)          Represents annualized 7-day yield at February 29, 2008.

(b)         The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2008, net unrealized depreciation was $3,644,582 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $488,558 and aggregate gross unrealized depreciation of $4,133,140.

TDAX INDEPENDENCE 2040 EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 29, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$19,642,399	72.9%
United Kingdom	2,261,246	8.4
Japan	1,140,135	4.2
Switzerland	1,080,279	4.0
Spain	506,849	1.9
Germany	350,133	1.3
France	339,518	1.3
Netherlands	291,895	1.1
Italy	199,100	0.8
Bermuda	188,846	0.7
Australia	153,820	0.6
Sweden	145,831	0.5
Finland	119,308	0.4
Netherlands Antilles	113,077	0.4
Cayman Islands	57,637	0.2
Belgium	51,413	0.2
Luxembourg	42,710	0.2
Canada	7,319	0.0
Mexico	6,537	0.0
Supranational	6,371	0.0

Total Investments	26,704,423	99.1
Other assets less liabilities	251,472	0.9

Net Assets	$26,955,895	100.0%

TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

SCHEDULE OF INVESTMENTS

February 29, 2008 (Unaudited)

Number		Market
of Shares		Value

	COMMON STOCKS—5.8%
	CONSUMER DISCRETIONARY—0.6%
200	Cabela’s, Inc., Class A*	$2,710
446	Citadel Broadcasting Corp.	468
201	Coach, Inc.*	6,094
361	Comcast Corp., Class A*	7,054
74	Compagnie Financiere Richemont S.A., Class A (Switzerland)	4,310
446	DIRECTV Group (The), Inc.*	11,172
365	Fleetwood Enterprises, Inc.*	1,555
40	Gaylord Entertainment Co.*	1,204
442	Gemstar-TV Guide International, Inc.*	2,095
201	Home Depot (The), Inc.	5,337
149	HONDA MOTOR Co. Ltd. (Japan)	4,666
60	J. Crew Group, Inc.*	2,403
135	Jo-Ann Stores, Inc.*	2,228
52	Lear Corp.*	1,434
139	Liberty Global, Inc., Class A*	5,226
122	Live Nation, Inc.*	1,448
246	McDonald’s Corp.	13,311
361	New York & Co., Inc.*	2,094
36	Omnicom Group, Inc.	1,608
160	Rent-A-Center, Inc.*	2,744
100	Sony Corp. (Japan)	4,793
40	Target Corp.	2,104
36	Time Warner, Inc.	562
300	Toyota Motor Corp. (Japan)	16,571
32	Under Armour, Inc., Class A*	1,178
199	Viacom, Inc., Class B*	7,910
242	Yum! Brands, Inc.	8,337
		120,616
	CONSUMER STAPLES—0.5%
227	Altria Group, Inc.	16,603
44	British American Tobacco PLC (United Kingdom)	1,659
28	Carrefour S.A. (France)	1,984
286	Coca-Cola (The) Co.	16,720
299	ConAgra Foods, Inc.	6,608
95	Diageo PLC (United Kingdom)	1,954
186	Kraft Foods, Inc., Class A	5,798
4	L’Oreal S.A. (France)	478
20	Nestle S.A. (Switzerland)	9,571
327	Procter & Gamble (The) Co.	21,640
16	Reckitt Benckiser Group PLC (United Kingdom)	869
175	Tesco PLC (United Kingdom)	1,394
91	Unilever NV (Netherlands)	2,836
32	Unilever PLC (United Kingdom)	1,016
423	Wal-Mart Stores, Inc.	20,976
		110,106

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY—0.7%
227	BG Group PLC (United Kingdom)	$5,382
1,151	BP PLC (United Kingdom)	12,501
246	Chevron Corp.	21,318
100	ENI S.p.A (Italy)	3,479
134	EOG Resources, Inc.	15,945
446	Exxon Mobil Corp.	38,807
522	International Coal Group, Inc.*	3,247
446	Newpark Resources, Inc.*	1,976
567	Oilsands Quest, Inc.*	2,268
48	Repsol YPF S.A. (Spain)	1,665
225	Royal Dutch Shell PLC, Class A (United Kingdom)	8,092
174	Royal Dutch Shell PLC, Class B (United Kingdom)	6,164
79	Schlumberger Ltd. (Netherlands Antilles)	6,830
83	Ship Finance International Ltd. (Bermuda)	2,145
78	Total S.A. (France)	5,919
		135,738
	FINANCIALS—1.1%
75	ABN AMRO Holding NV (Netherlands)	4,338
482	American Express Co.	20,390
40	American International Group, Inc.	1,874
274	Apollo Investment Corp.	4,247
48	Aspen Insurance Holdings Ltd. (Bermuda)	1,389
20	Assicurazioni Generali S.p.A (Italy)	864
159	Aviva PLC (United Kingdom)	1,934
36	AXA (France)	1,229
91	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	1,901
570	Banco Santander S.A. (Spain)	10,323
389	Bank of America Corp.	15,460
386	Barclays PLC (United Kingdom)	3,664
36	BNP Paribas (France)	3,256
159	Cascade Bancorp	1,615
482	Charles Schwab (The) Corp.	9,452
359	Citigroup, Inc.	8,512
56	Commonwealth Bank of Australia (Australia)	2,207
103	Credit Suisse Group (Switzerland)	5,131
458	Deerfield Capital Corp. REIT	2,972
4	Deutsche Bank AG (Germany)	451
201	FelCor Lodging Trust, Inc. REIT	2,537
40	First Industrial Realty Trust, Inc. REIT	1,215
95	Fortis (Belgium)	2,117
259	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	4,921
303	HBOS PLC (United Kingdom)	3,637
507	HSBC Holdings PLC (United Kingdom)	7,725
60	ING Groep N.V. (Netherlands)	2,027
266	Intesa Sanpaolo S.p.A (Italy)	1,797
319	JPMorgan Chase & Co.	12,968
192	Lincoln National Corp.	9,813
378	Lloyds TSB Group PLC (United Kingdom)	3,410

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
68	Montpelier Re Holdings Ltd. (Bermuda)	$1,082
40	Morgan Stanley	1,685
4	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	707
64	National Australia Bank Ltd. (Australia)	1,727
341	National City Corp.	5,408
400	Nomura Holdings, Inc. (Japan)	6,474
190	Nordea Bank AB (Sweden)	2,882
40	Northern Trust Corp.	2,705
90	NYSE Euronext	5,910
55	Platinum Underwriters Holdings Ltd. (Bermuda)	1,898
91	Prudential PLC (United Kingdom)	1,105
201	Ramco-Gershenson Properties Trust REIT	4,466
200	Realty Income Corp. REIT	4,602
706	Royal Bank of Scotland Group PLC (United Kingdom)	5,407
201	SLM Corp.*	3,942
16	Societe Generale (France)	1,727
107	SVB Financial Group*	4,847
28	Swiss Re (Switzerland)	2,256
191	UBS AG (Switzerland)	6,287
342	UniCredito Italiano S.p.A (Italy)	2,536
40	Wachovia Corp.	1,225
134	Wells Fargo & Co.	3,917
16	Zurich Financial Services AG (Switzerland)	5,032
		231,203
	HEALTH CARE—0.7%
209	Abbott Laboratories	11,192
31	Alexion Pharmaceuticals, Inc.*	1,879
64	AstraZeneca PLC (United Kingdom)	2,410
124	Auxilium Pharmaceuticals, Inc.*	3,973
40	Becton, Dickinson & Co.	3,617
156	CIGNA Corp.	6,954
342	Dendreon Corp.*	1,806
127	GlaxoSmithKline PLC (United Kingdom)	2,784
103	Healthspring, Inc.*	1,808
44	Inverness Medical Innovations, Inc.*	1,283
303	Johnson & Johnson	18,773
95	Kindred Healthcare, Inc.*	2,004
40	McKesson Corp.	2,350
242	Merck & Co., Inc.	10,721
143	Novartis AG (Switzerland)	7,049
60	OSI Pharmaceuticals, Inc.*	2,157
832	Pfizer, Inc.	18,536
120	Psychiatric Solutions, Inc.*	3,395
47	Roche Holding AG (Switzerland)	9,226
24	Sanofi-Aventis SA (France)	1,778
134	STERIS Corp.	3,299
134	Sunrise Senior Living, Inc.*	3,669

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
229	Thermo Fisher Scientific, Inc.* $12,808	$12,808
246	UnitedHealth Group, Inc.	11,434
		144,905
	INDUSTRIALS—0.6%
151	ABB Ltd. (Switzerland)	3,851
134	ABM Industries, Inc.	2,661
114	Aecom Technology Corp.*	2,955
118	Allegiant Travel Co.*	3,211
76	Belden CDT, Inc.	2,987
92	Brady Corp., Class A	2,813
134	Caterpillar, Inc.	9,692
134	CDI Corp.	3,049
95	Curtiss-Wright Corp.	3,996
40	Emerson Electric Co.	2,038
62	FreightCar America, Inc.	2,485
115	Fuel Tech, Inc.*	2,308
482	General Electric Co.	15,973
63	Granite Construction, Inc.	1,902
40	Illinois Tool Works, Inc.	1,963
44	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	1,842
326	JetBlue Airways Corp.*	1,777
104	Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	4,102
300	Mitsubishi Corp. (Japan)	9,423
40	Northrop Grumman Corp.	3,144
86	Raven Industries, Inc.	2,518
68	Regal-Beloit Corp.	2,511
235	RSC Holdings, Inc.*	2,648
16	Schneider Electric S.A. (France)	1,839
27	Siemens AG (Germany)	3,501
120	Simpson Manufacturing Co., Inc.	2,875
187	Trane, Inc.	8,424
40	United Parcel Service, Inc., Class B	2,810
246	United Technologies Corp.	17,346
		126,644
	INFORMATION TECHNOLOGY—0.7%
577	3Com Corp.*	1,898
175	Accenture Ltd., Class A (Bermuda)	6,169
134	Agilysys, Inc.	1,698
242	Amkor Technology, Inc.*	2,834
429	Cisco Systems, Inc.*	10,454
4	CommScope, Inc.*	168
246	eBay, Inc.*	6,485
76	Electronics for Imaging, Inc.*	1,145
28	Equinix, Inc.*	1,942
134	Foundry Networks, Inc.*	1,591
40	Hewlett-Packard Co.	1,911

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
446	Intel Corp.	$8,897
323	Ixia*	2,426
186	Juniper Networks, Inc.*	4,989
215	Lawson Software, Inc.*	1,677
442	Microsoft Corp.	12,030
1,267	Motorola, Inc.	12,631
229	Nokia Oyj (Finland)	8,378
159	Nuance Communications, Inc.*	2,616
246	ON Semiconductor Corp.*	1,476
315	Orbcomm, Inc.*	1,796
134	Palm, Inc.*	867
134	Perficient, Inc.*	1,132
134	Quest Software, Inc.*	1,907
123	SAIC, Inc.*	2,344
48	SAP AG (Germany)	2,303
79	SAVVIS, Inc.*	1,535
358	Sonus Networks, Inc.*	1,189
198	Spansion, Inc., Class A*	545
1,609	Sun Microsystems, Inc.*	26,387
414	Symantec Corp.*	6,972
853	Telefonaktiebolaget LM Ericsson (Sweden)	1,853
442	TIBCO Software, Inc.*	3,116
442	Xerox Corp.	6,497
		149,858
	MATERIALS—0.4%
246	Alcoa, Inc.	9,136
103	Anglo American PLC (United Kingdom)	6,626
36	AptarGroup, Inc.	1,349
24	ArcelorMittal (Luxembourg)	1,844
20	BASF AG (Germany)	2,550
24	Bayer AG (Germany)	1,853
136	BHP Billiton Ltd. (Australia)	5,035
115	BHP Billiton PLC (United Kingdom)	3,729
246	Dow Chemical (The) Co.	9,272
246	E.I. du Pont de Nemours & Co.	11,419
279	Hercules, Inc.	5,111
64	Rio Tinto PLC (United Kingdom)	7,282
103	Terra Industries, Inc.*	4,657
44	Xstrata PLC (United Kingdom)	3,466
		73,329
	TELECOMMUNICATION SERVICES—0.3%
201	Alaska Communications Systems Group, Inc.	2,277
279	AT&T, Inc.	9,719
458	BT Group PLC (United Kingdom)	2,068
99	Deutsche Telekom AG (Germany)	1,889
187	Koninklijke (Royal) KPN N.V. (Netherlands)	3,554

Number		Market
of Shares		Value

	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
1,587	Qwest Communications International, Inc.	$8,570
103	Telefonica S.A. (Spain)	3,008
131	Time Warner Telecom, Inc., Class A*	2,088
242	Verizon Communications, Inc.	8,789
2,737	Vodafone Group PLC (United Kingdom)	8,858
		50,820
	UTILITIES—0.2%
40	American Electric Power Co., Inc.	1,637
4	E.ON AG (Germany)	754
76	Endesa S.A. (Spain)	3,826
223	Enel S.p.A (Italy)	2,415
246	Exelon Corp.	18,413
99	Iberdrola S.A. (Spain)	1,443
219	National Grid PLC (United Kingdom)	3,195
20	RWE AG (Germany)	2,425
384	Tokyo Electric Power (The) Co., Inc. (Japan)	9,941
242	Westar Energy, Inc.	5,501
		49,550

	Total Common Stocks
	(Cost $1,307,760)	1,192,769

Principal		Market
Amount		Value

	CORPORATE BONDS—11.0%
	CONSUMER DISCRETIONARY—0.2%
$40,000	Comcast Cable Communications Holdings, Inc.
	8.375%, 3/15/13	$44,959

	CONSUMER STAPLES—0.3%
20,000	Kroger (The) Co.
	5.50%, 2/01/13	20,902
40,000	Wal-Mart Stores, Inc.
	4.55%, 5/01/13	41,728
		62,630
	ENERGY—0.7%
28,000	Apache Corp.
	5.25%, 4/15/13	29,473
36,000	Hess Corp.
	6.65%, 8/15/11	39,289

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$28,000	Kinder Morgan Energy Partners L.P.
	6.75%, 3/15/11	$29,875
40,000	Spectra Energy Capital LLC
	6.25%, 2/15/13	42,542
		141,179
	FINANCIALS—8.2%
56,000	American Express Co.
	4.875%, 7/15/13	57,015
20,000	Ameriprise Financial, Inc.
	5.35%, 11/15/10	20,763
64,000	Bank of America Corp.
	4.875%, 1/15/13	65,897
40,000	Boeing Capital Corp. Ltd.
	5.80%, 1/15/13	43,395
40,000	Boston Properties L.P.
	6.25%, 1/15/13	41,404
103,000	Citigroup, Inc.
	6.00%, 2/21/12	109,065
191,000	European Investment Bank (Supranational)
	4.625%, 5/15/14	207,664
	General Electric Capital Corp., Series A MTN
20,000	7.375%, 1/19/10	21,634
20,000	5.875%, 2/15/12	21,358
40,000	Genworth Financial, Inc.
	5.75%, 6/15/14	39,937
80,000	Goldman Sachs Group, L.P.
	5.00%, 10/01/14	80,162
80,000	Goldman Sachs Group (The), Inc.
	3.875%, 1/15/09	80,152
103,000	HSBC Finance Corp.
	6.375%, 11/27/12	109,494
155,000	International Bank for Reconstruction &Development (Supranational)
	4.125%, 8/12/09	159,397
103,000	International Lease Finance Corp., Series Q MTN
	5.75%, 6/15/11	106,382
60,000	John Deere Capital Corp.
	7.00%, 3/15/12	67,423
20,000	JPMorgan Chase & Co.
	5.75%, 1/02/13	21,149
64,000	Kreditanstalt fuer Wiederaufbau (Germany)
	4.25%, 6/15/10	67,231
60,000	Morgan Stanley
	5.30%, 3/01/13	61,943
24,000	National Rural Utilities Cooperative Finance Corp., Series C MTN
	7.25%, 3/01/12	26,508

Principal		Market
Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$60,000	Wachovia Corp.
	5.25%, 8/01/14	$60,201
89,000	Washington Mutual, Inc.
	4.00%, 1/15/09	86,308
111,000	Wells Fargo & Co.
	4.875%, 1/12/11	114,013
		1,668,495
	INDUSTRIALS—0.5%
103,000	United Technologies Corp.
	4.375%, 5/01/10	106,326

	INFORMATION TECHNOLOGY—0.5%
96,000	International Business Machines Corp.
	4.25%, 9/15/09	98,222

	TELECOMMUNICATION SERVICES—0.3%
20,000	New Cingular Wireless Services, Inc.
	7.875%, 3/01/11	22,105
40,000	Sprint Capital Corp.
	8.375%, 3/15/12	35,229
		57,334
	UTILITIES—0.3%
20,000	Exelon Generation Co. LLC
	5.35%, 1/15/14	19,894
44,000	Progress Energy, Inc.
	7.10%, 3/01/11	47,746
		67,640

	Total Corporate Bonds (Amortized Cost $2,192,713)	2,246,785

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS—81.7%
	FEDERAL HOME LOAN MORTGAGE CORP.—3.3%
401,000	4.75%, 3/05/09	$410,698
247,000	4.50%, 1/15/13	260,077
		670,775

Principal		Market
Amount		Value

	UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.1%
$200,000	7.25%, 1/15/10	$217,948

	UNITED STATES TREASURY BONDS/NOTES—77.3%
1,520,000	3.75%, 5/15/08	1,526,057
1,801,000	3.125%, 9/15/08	1,814,227
280,000	4.625%, 9/30/08	284,616
1,935,000	3.125%, 10/15/08	1,952,235
1,518,000	4.75%, 11/15/08	1,550,139
405,000	4.50%, 2/15/09	415,758
822,000	2.625%, 3/15/09	830,476
1,821,000	4.875%, 8/15/09	1,908,067
267,000	4.625%, 11/15/09	280,600
1,161,000	3.50%, 2/15/10	1,202,724
935,000	4.75%, 2/15/10	991,247
974,000	6.50%, 2/15/10	1,064,095
1,089,000	4.50%, 5/15/10	1,156,893
662,000	3.875%, 7/15/10	695,876
124,000	4.75%, 5/15/14	137,592
		15,810,602

	Total United States Government & Agencies Obligations (Amortized Cost $16,428,031)	16,699,325

	SOVEREIGN BONDS—0.4%
	SOVEREIGN—0.4%
36,000	Italy Government International Bond (Italy)
	6.00%, 2/22/11	39,466
44,000	United Mexican States (Mexico)
	4.625%, 10/08/08	44,341

	Total Sovereign Bonds (Amortized Cost $82,025)	83,807

Number
of Shares
	MONEY MARKET FUND—0.2%
47,933	BNY Hamilton Money Fund Institutional Shares — 3.59% (a)
	(Cost $47,933)	47,933

	Total Investments—99.1%
	(Amortized Cost $20,058,462) (b)	$20,270,619
	Other assets less liabilities—0.9%	192,114

	Net Assets—100.0%	$20,462,733

MTN — Medium Term Note.
REIT — Real Estate Investment Trust.
* Non-income producing security.

(a)          Represents annualized 7-day yield at February 29, 2008.

(b)         The cost stated also approximates the aggregate cost for Federal income tax purposes. At February 29, 2008, net unrealized appreciation was $212,157 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $352,497 and aggregate gross unrealized depreciation of $140,340.

TDAX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF FEBRUARY 29, 2008 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$19,404,532	95.5%
Supranational	367,061	1.8
United Kingdom	106,331	0.6
Germany	83,664	0.3
Switzerland	52,713	0.3
Japan	51,868	0.3
Italy	50,557	0.2
Mexico	44,341	0.1
Spain	22,166	0.0
France	18,210	0.0
Netherlands	16,857	0.0
Bermuda	14,525	0.0
Australia	8,969	0.0
Finland	8,378	0.0
Netherlands Antilles	6,830	0.0
Cayman Islands	4,921	0.0
Sweden	4,735	0.0
Belgium	2,117	0.0
Luxembourg	1,844	0.0

Total Investments	20,270,619	99.1
Other assets less liabilities	192,114	0.9

Net Assets	$20,462,733	100.0%

Item 2.	Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TDAX Funds, Inc.

By:	/s/ David M. Kelley

David M. Kelley

President and Chief Executive Officer

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley

David M. Kelley

President and Chief Executive Officer

Date:	April 22, 2008

By:	/s/ David W. Jaffin

David W. Jaffin

Chief Financial Officer, Secretary and Treasurer

Date:	April 22, 2008